UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333
                                                     ---------

                     Oppenheimer Main Street Small Cap Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
COMMON STOCKS--99.4%
CONSUMER DISCRETIONARY--16.4%
AUTO COMPONENTS--0.8%
American Axle & Manufacturing Holdings, Inc. (1)                  628,700   $      3,369,832
Amerigon, Inc. (1,2)                                               17,300            113,834
ArvinMeritor, Inc. (1)                                             83,700          1,091,448
ATC Technology Corp. (2)                                          148,160          3,517,318
Autoliv, Inc.                                                     162,000          5,467,500
Cooper Tire & Rubber Co. (1)                                      307,920          2,648,112
Drew Industries, Inc. (1,2)                                        81,100          1,387,621
Exide Technologies (1,2)                                          153,100          1,129,878
Fuel Systems Solutions, Inc. (2)                                    3,312            114,098
Hayes Lemmerz International, Inc. (2)                              19,400             52,962
Lear Corp.  (1,2)                                                 746,500          7,838,250
Modine Manufacturing Co.                                           18,200            263,536
Shiloh Industries, Inc.                                            16,900            142,805
Stoneridge, Inc. (2)                                              249,313          2,804,771
Superior Industries International, Inc. (1)                       137,307          2,630,802
Tenneco, Inc. (1,2)                                               344,000          3,656,720
TRW Automotive Holdings Corp. (2)                                 425,660          6,772,251
Visteon Corp. (2)                                                  96,400            223,648
                                                                            ----------------
                                                                                  43,225,386
AUTOMOBILES--0.2%
Thor Industries, Inc. (1)                                         375,000          9,307,500
Winnebago Industries, Inc. (1)                                     33,600            434,112
                                                                            ----------------
                                                                                   9,741,612
DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc. (2)                                    19,600            489,804
Genuine Parts Co.                                                  19,600            788,116
LKQ Corp. (1,2)                                                   219,300          3,721,521
                                                                            ----------------
                                                                                   4,999,441
DIVERSIFIED CONSUMER SERVICES--0.6%
Career Education Corp. (1,2)                                       72,000          1,177,200
Coinstar, Inc. (1,2)                                              138,200          4,422,400
Corinthian Colleges, Inc. (2)                                      96,500          1,447,500
Hillenbrand, Inc.                                                  46,100            929,376
K12, Inc. (1,2)                                                    13,610            360,665
Learning Tree International, Inc. (2)                                 300              3,735
Matthews International Corp., Cl. A (1)                            63,840          3,239,242
Noah Education Holdings Ltd., ADR (2)                             120,320            423,526
Pre-Paid Legal Services, Inc. (2)                                   5,400            222,804
Regis Corp.                                                       268,800          7,392,000
Service Corp. International                                       434,000          3,628,240
Steiner Leisure Ltd. (2)                                           56,989          1,959,282
Stewart Enterprises, Inc. (1)                                     575,971          4,527,132

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
Strayer Education, Inc.                                             4,200   $        841,092
thinkorswim Group, Inc. (2)                                        80,700            672,231
Universal Technical Institute, Inc. (1,2)                          14,800            252,488
                                                                            ----------------
                                                                                  31,498,913
HOTELS, RESTAURANTS & LEISURE--1.7%
AFC Enterprises, Inc. (2)                                          32,100            233,046
Bob Evans Farms, Inc.                                             471,100         12,856,319
Boyd Gaming Corp.                                                  91,900            860,184
Brinker International, Inc. (1)                                   859,400         15,374,666
Buffalo Wild Wings, Inc. (1,2)                                    104,100          4,188,984
California Pizza Kitchen, Inc. (2)                                 93,800          1,207,206
CBRL Group, Inc. (1)                                              183,426          4,824,104
CEC Entertainment, Inc. (1,2)                                     319,500         10,607,400
Churchill Downs, Inc. (1)                                          16,700            817,966
CKE Restaurants, Inc.                                             430,500          4,563,300
Denny's Corp. (2)                                                 987,000          2,546,460
DineEquity, Inc. (1)                                               28,300            477,138
International Speedway Corp.                                      212,140          8,254,367
Interval Leisure Group, Inc. (2)                                   49,660            516,464
Jack in the Box, Inc. (2)                                         311,700          6,576,870
Krispy Kreme Doughnuts, Inc. (1,2)                                275,500            909,150
Marcus Corp. (The)                                                113,400          1,823,472
O'Charley's, Inc.                                                  33,490            293,038
Papa John's International, Inc. (1,2)                              71,057          1,929,908
Peet's Coffee & Tea, Inc. (1,2)                                    22,900            639,368
Red Robin Gourmet Burgers, Inc. (2)                                20,300            544,040
Riviera Holdings Corp. (2)                                          4,600             33,810
Ruby Tuesday, Inc. (2)                                             53,900            312,081
Speedway Motorsports, Inc.                                        156,700          3,052,516
Steak n Shake Co. (The) (2)                                        13,200            114,576
Town Sports International Holdings, Inc. (2)                       60,772            370,709
Wyndham Worldwide Corp.                                           334,200          5,250,282
                                                                            ----------------
                                                                                  89,177,424
HOUSEHOLD DURABLES--1.7%
American Greetings Corp., Cl. A (1)                               488,780          7,473,446
Beazer Homes USA, Inc. (2)                                        166,600            996,268
Blyth, Inc.                                                       336,400          3,814,776
Cavco Industries, Inc. (2)                                         19,300            697,695
Centex Corp.                                                      222,400          3,602,880
Champion Enterprises, Inc. (1,2)                                  715,400          3,970,470
CSS Industries, Inc.                                               72,092          1,855,648
Ethan Allen Interiors, Inc. (1)                                   201,900          5,657,238
Furniture Brands International, Inc. (1)                          385,900          4,059,668
Helen of Troy Ltd. (2)                                            234,300          5,335,011

                   2 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
HOUSEHOLD DURABLES CONTINUED
Hooker Furniture Corp. (1)                                        125,000   $      2,218,750
Hovnanian Enterprises, Inc., Cl. A (2)                            298,100          2,381,819
KB Home                                                            41,500            816,720
La-Z-Boy, Inc. (1)                                                396,269          3,693,227
Lennar Corp., Cl. A (1)                                           743,700         11,296,803
M/I Homes, Inc. (1)                                                91,600          2,086,648
Meritage Homes Corp. (1,2)                                         70,800          1,748,760
National Presto Industries, Inc.                                   47,100          3,508,950
NVR, Inc. (2)                                                       1,800          1,029,600
Pulte Homes, Inc.                                                  99,100          1,384,427
Ryland Group, Inc. (The) (1)                                      401,700         10,653,084
Sealy Corp. (1)                                                   226,200          1,461,252
Snap-On, Inc.                                                     105,300          5,545,098
Tempur-Pedic International, Inc. (1)                               34,000            399,840
Tupperware Brands Corp.                                            47,500          1,312,425
Universal Electronics, Inc. (2)                                     1,870             46,713
                                                                            ----------------
                                                                                  87,047,216
INTERNET & CATALOG RETAIL--0.6%
1-800-FLOWERS.com, Inc. (2)                                       354,700          2,135,294
Expedia, Inc. (2)                                                  58,700            886,957
Gaiam, Inc. (1,2)                                                  49,800            527,880
HSN, Inc. (1,2)                                                    49,660            546,757
Liberty Media Corp.-Interactive, Series A (2)                     274,900          3,548,959
NetFlix.com, Inc. (1,2)                                           516,700         15,955,696
NutriSystem, Inc. (1)                                              50,800            900,176
Orbitz Worldwide, Inc. (2)                                         21,900            128,553
Overstock.com, Inc. (1,2)                                          39,970            791,806
PetMed Express, Inc. (1,2)                                        190,800          2,995,560
Priceline.com, Inc. (1,2)                                          33,145          2,268,112
Stamps.com, Inc. (1,2)                                            151,900          1,772,673
Ticketmaster  (2)                                                  49,660            532,852
                                                                            ----------------
                                                                                  32,991,275
LEISURE EQUIPMENT & PRODUCTS--1.1%
Brunswick Corp. (1)                                               568,000          7,264,720
Callaway Golf Co.                                               1,007,850         14,180,450
Hasbro, Inc.                                                      138,700          4,815,664
JAKKS Pacific, Inc. (1,2)                                         282,600          7,039,566
Leapfrog Enterprises, Inc. (1,2)                                  411,100          4,341,216
Polaris Industries, Inc. (1)                                      274,600         12,491,554
Pool Corp. (1)                                                     95,500          2,228,015
RC2 Corp. (2)                                                      44,100            882,000
Steinway Musical Instruments, Inc. (2)                             58,010          1,642,843
                                                                            ----------------
                                                                                  54,886,028

                   3 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
MEDIA--1.1%
Belo Corp., Cl. A (1)                                             553,800   $      3,300,648
Cablevision Systems Corp. New York Group, Cl. A (1)               133,400          3,356,344
Charter Communications, Inc., Cl. A (1,2)                       1,470,300          1,073,319
Cox Radio, Inc., Cl. A (1,2)                                      226,400          2,390,784
CTC Media, Inc. (2)                                                23,600            354,000
Cumulus Media, Inc., Cl. A (1,2)                                  155,200            661,152
DreamWorks Animation SKG, Inc., Cl. A (2)                         147,300          4,632,585
Entercom Communications Corp.                                      27,200            136,544
Entravision Communications Corp. (2)                              786,300          2,115,147
EW Scripps Co. (The), Cl. A (1)                                   363,000          2,566,410
Fisher Communications, Inc.                                         1,300             51,220
Gannett Co., Inc.                                                  61,500          1,039,965
Global Sources Ltd. (1,2)                                         320,386          3,226,287
Harte-Hanks, Inc.                                                 129,610          1,344,056
Journal Communications, Inc. (1)                                  104,000            507,520
Liberty Media Holding Corp.-Capital, Series A (2)                  50,200            671,676
Lin TV Corp., Cl. A (2)                                            87,200            449,952
Marvel Entertainment, Inc. (2)                                     70,600          2,410,284
McClatchy Co., Cl. A (1)                                          168,300            740,520
Media General, Inc., Cl. A (1)                                     81,200          1,009,316
Mediacom Communications Corp. (2)                                  90,200            533,984
Meredith Corp. (1)                                                353,820          9,921,113
National CineMedia, Inc. (1)                                      146,400          1,617,720
Scholastic Corp.                                                  415,800         10,677,744
Sinclair Broadcast Group, Inc., Cl. A                             541,200          2,727,648
Warner Music Group Corp. (1)                                      163,800          1,244,880
                                                                            ----------------
                                                                                  58,760,818
MULTILINE RETAIL--1.0%
Big Lots, Inc. (1,2)                                              676,300         18,821,429
Dillard's, Inc., Cl. A (1)                                        390,200          4,604,360
Dollar Tree, Inc. (2)                                             350,500         12,744,180
Family Dollar Stores, Inc.                                        247,432          5,864,138
Fred's, Inc. (1)                                                  362,172          5,150,086
Macy's, Inc.                                                      150,300          2,702,394
Retail Ventures, Inc. (2)                                          16,700             65,130
                                                                            ----------------
                                                                                  49,951,717
SPECIALTY RETAIL--5.5%
Aaron Rents, Inc.                                                  33,500            906,845
Aeropostale, Inc. (1,2)                                           651,750         20,927,693
America's Car-Mart, Inc. (1,2)                                    116,500          2,165,735
American Eagle Outfitters, Inc.                                    80,800          1,232,200
AnnTaylor Stores Corp. (2)                                        383,759          7,920,786
Asbury Automotive Group, Inc.                                     256,500          2,954,880
AutoNation, Inc. (1,2)                                          1,002,181         11,264,514

                   4 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
SPECIALTY RETAIL CONTINUED
Barnes & Noble, Inc. (1)                                          300,570   $      7,838,866
bebe stores, Inc. (1)                                             508,700          4,969,999
Blockbuster, Inc., Cl. A (2)                                      307,400            630,170
Books-A-Million, Inc.                                              19,400             97,000
Borders Group, Inc.                                               119,200            781,952
Brown Shoe Co., Inc.                                              418,400          6,853,392
Buckle, Inc. (The)  (1)                                           325,775         18,093,544
Cato Corp., Cl. A                                                 158,440          2,780,622
Charlotte Russe Holding, Inc. (2)                                  20,500            210,125
Charming Shoppes, Inc. (2)                                        126,400            618,096
Children's Place Retail Stores, Inc. (1,2)                        198,800          6,629,980
Christopher & Banks Corp.                                         142,700          1,094,509
Citi Trends, Inc. (2)                                              99,146          1,615,088
StateplaceConn's, Inc. (1,2)                                       82,100          1,536,091
Dress Barn, Inc. (The)  (1,2)                                     725,700         11,095,953
Finish Line, Inc. (The), Cl. A                                    710,400          7,096,896
Foot Locker, Inc.                                               1,260,799         20,374,512
Genesco, Inc. (1,2)                                               154,900          5,186,052
Group 1 Automotive, Inc. (1)                                       68,200          1,481,986
Gymboree Corp. (2)                                                211,000          7,490,500
Haverty Furniture Cos., Inc. (1)                                  170,725          1,953,094
Hibbett Sports, Inc. (1,2)                                        201,917          4,042,378
Hot Topic, Inc. (2)                                               327,100          2,162,131
Jo-Ann Stores, Inc. (1,2)                                         312,500          6,556,250
Limited Brands, Inc.                                              308,700          5,346,684
Lumber Liquidators, Inc. (2)                                       24,700            310,232
Men's Wearhouse, Inc. (The)  (1)                                   80,800          1,716,192
Monro Muffler Brake, Inc.                                          30,100            694,106
New York & Co., Inc. (2)                                          426,200          4,065,948
Office Depot, Inc. (2)                                            796,400          4,635,048
OfficeMax, Inc.                                                   562,200          4,997,958
Pacific Sunwear of California, Inc. (2)                           146,600            986,618
Penske Automotive Group, Inc. (1)                                 624,100          7,158,427
Pep Boys-Manny, Moe & Jack                                         54,400            336,192
Pier 1 Imports, Inc. (1,2)                                         98,763            407,891
RadioShack Corp.                                                1,071,434         18,514,380
Rent-A-Center, Inc. (2)                                           638,400         14,223,552
Ross Stores, Inc.                                                 180,445          6,642,180
Sally Beauty Holdings, Inc. (1,2)                               1,315,700         11,315,020
Sonic Automotive, Inc. (1)                                         58,000            490,680
Stage Stores, Inc.                                                222,996          3,046,125
Systemax, Inc. (1)                                                 74,800          1,051,688
Talbots, Inc. (The)  (1)                                          213,800          2,800,780
Tractor Supply Co. (1,2)                                          345,715         14,537,316

                   5 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
SPECIALTY RETAIL CONTINUED
Tween Brands, Inc. (2)                                             42,300   $        414,117
Wet Seal, Inc., Cl. A (1,2)                                       958,900          3,480,807
Williams-Sonoma, Inc. (1)                                         554,200          8,966,956
Zale Corp. (1,2)                                                  173,300          4,332,500
                                                                            ----------------
                                                                                 289,033,236
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Carter's, Inc. (1,2)                                              327,200          6,455,656
Columbia Sportswear Co. (1)                                        49,400          2,072,824
Jones Apparel Group, Inc.                                         925,532         17,131,597
Kenneth Cole Productions, Inc., Cl. A                              20,100            295,470
Liz Claiborne, Inc.                                             1,070,500         17,588,315
Maidenform Brands, Inc. (1,2)                                     154,200          2,237,442
Movado Group, Inc.                                                 16,640            371,904
Oxford Industries, Inc.                                            13,500            348,705
Perry Ellis International, Inc. (1,2)                             185,800          2,770,278
Phillips/Van Heusen Corp.                                          77,200          2,926,652
Quicksilver, Inc. (2)                                             140,700            807,618
Skechers USA, Inc., Cl. A (2)                                     197,300          3,320,559
Steven Madden Ltd. (2)                                            115,900          2,872,002
Timberland Co., Cl. A (1,2)                                       116,300          2,020,131
True Religion Apparel, Inc. (1,2)                                 180,000          4,653,000
Unifi, Inc. (2)                                                    31,200            151,008
UniFirst Corp.                                                    108,316          4,667,336
Warnaco Group, Inc. (The)  (1,2)                                  386,611         17,509,612
Wolverine World Wide, Inc.                                        546,600         14,463,036
                                                                            ----------------
                                                                                 102,663,145
CONSUMER STAPLES--3.0%
BEVERAGES--0.0%
Boston Beer Co., Inc., Cl. A (1,2)                                 37,300          1,771,377
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A                                            8,788          1,279,709
BJ's Wholesale Club, Inc. (2)                                      32,200          1,251,292
Casey's General Stores, Inc.                                      302,800          9,135,476
Ingles Markets, Inc., Cl. A                                        47,000          1,073,010
Longs Drug Stores, Inc.                                           262,700         19,870,628
Nash Finch Co. (1)                                                148,500          6,403,320
Pantry, Inc. (The)  (2)                                            31,400            665,366
Spartan Stores, Inc.                                              156,400          3,891,232
Weis Markets, Inc.                                                  3,300            118,833
                                                                            ----------------
                                                                                  43,688,866
FOOD PRODUCTS--0.8%
Agria Corp., ADR  (2)                                               5,700             19,380
Chiquita Brands International, Inc. (1,2)                         646,820         10,226,224
Darling International, Inc. (2)                                   660,128          7,334,022
Del Monte Foods Co.                                               808,800          6,308,640

                   6 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
FOOD PRODUCTS CONTINUED
Diamond Foods, Inc. (1)                                           158,600   $      4,445,558
Flowers Foods, Inc.                                               188,740          5,541,406
Fresh Del Monte Produce, Inc. (2)                                 150,800          3,347,760
J&J Snack Foods Corp.                                              30,700          1,041,037
Omega Protein Corp. (2)                                           199,062          2,340,969
Pilgrim's Pride Corp. (1)                                          76,200            189,738
Ralcorp Holdings, Inc. (2)                                         18,400          1,240,344
Reddy Ice Holdings, Inc.                                           33,600            122,640
Sanderson Farms, Inc. (1)                                          13,011            478,024
TreeHouse Foods, Inc. (2)                                          29,200            867,240
                                                                            ----------------
                                                                                  43,502,982
HOUSEHOLD PRODUCTS--0.1%
Central Garden & Pet Co., Cl. A (2)                                18,200            108,290
WD-40 placeCo.                                                     98,135          3,525,991
                                                                            ----------------
                                                                                   3,634,281
PERSONAL PRODUCTS--1.0%
American Oriental Bioengineering, Inc. (1,2)                      775,100          5,030,399
Chattem, Inc. (1,2)                                               172,400         13,478,232
Elizabeth Arden, Inc. (2)                                          97,700          1,917,851
Herbalife Ltd.                                                     89,200          3,525,184
Inter Parfums, Inc. (1)                                           159,660          2,164,990
NBTY, Inc. (2)                                                    449,443         13,267,557
Nu Skin Asia Pacific, Inc., Cl. A                                 393,256          6,378,612
Prestige Brands Holdings, Inc. (2)                                385,990          3,427,591
Revlon, Inc., Cl. A (2)                                             7,800            115,830
                                                                            ----------------
                                                                                  49,306,246
TOBACCO--0.3%
Universal Corp. (1)                                               310,400         15,237,536
ENERGY--5.8%
ENERGY EQUIPMENT & SERVICES--2.5%
Allis-Chalmers Energy, Inc. (1,2)                                  61,200            774,180
Atwood Oceanics, Inc. (2)                                          18,000            655,200
Basic Energy Services, Inc. (1,2)                                  39,700            845,610
BJ Services Co.                                                   161,000          3,079,930
Complete Production Services, Inc. (2)                             89,400          1,799,622
CityDawson Geophysical placeCo. (2)                                30,700          1,433,383
Dresser-Rand Group, Inc. (2)                                       52,600          1,655,322
ENGlobal Corp. (1,2)                                              206,000          2,733,620
ENSCO International, Inc.                                         187,230         10,790,065
FMC Technologies, Inc. (2)                                         77,500          3,607,625
Forbes Energy Services Ltd., Legend Shares (2,3)                  575,300          2,032,537
Grey Wolf, Inc. (2)                                             2,025,600         15,759,168
Gulf Island Fabrication, Inc.                                     132,500          4,567,275
Gulfmark Offshore, Inc. (2)                                       212,300          9,528,024

                   7 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Hornbeck Offshore Services, Inc. (1,2)                             71,800   $      2,772,916
ION Geophysical Corp. (1,2)                                       233,700          3,316,203
Key Energy Services, Inc. (2)                                     389,300          4,515,880
Lufkin Industries, Inc.                                           110,400          8,760,240
Matrix Service Co. (2)                                             35,800            683,780
Nabors Industries Ltd. (2)                                        194,400          4,844,448
NATCO Group, Inc., Cl. A (1,2)                                     15,200            610,736
Natural Gas Services Group  (1,2)                                 106,000          1,851,820
Newpark Resources, Inc. (1,2)                                     681,299          4,973,483
North American Energy Partners, Inc. (2)                           82,900            859,673
Oil States International, Inc. (2)                                112,800          3,987,480
Parker Drilling Co. (2)                                            88,400            708,968
Patterson-UTI Energy, Inc.                                        362,500          7,257,250
Pioneer Drilling placeCo. (2)                                     342,800          4,559,240
Pride International, Inc. (2)                                     106,900          3,165,309
Seacor Holdings, Inc. (2)                                         132,020         10,422,979
T-3 Energy Services, Inc. (2)                                       3,461            128,472
Technicoil Corp. (2)                                              870,300            474,300
Technicoil Corp., Legend Shares  (2)                               92,900             50,629
Union Drilling, Inc. (1,2)                                        104,400          1,105,596
Unit Corp. (2)                                                    131,800          6,566,276
Willbros Group, Inc. (2)                                           14,970            396,705
                                                                            ----------------
                                                                                 131,273,944
OIL, GAS & CONSUMABLE FUELS--3.3%
Abraxas Petroleum Corp. (2)                                        88,100            229,941
Alberta Clipper Energy, Inc. (2)                                   20,913             34,388
Alpha Natural Resources, Inc. (2)                                  67,200          3,456,096
Arlington Tankers Ltd. 1                                           55,400            852,052
Berry Petroleum Co., Cl. A                                        268,695         10,406,557
Bill Barrett Corp. (1,2)                                          244,500          7,850,895
BPZ Resources, Inc. (1,2)                                         130,215          2,239,698
Brigham Exploration Co. (2)                                       369,440          4,060,146
Callon Petroleum Co. (2)                                          222,200          4,006,266
Cano Petroleum, Inc. (2)                                           39,900             92,169
Celtic Exploration Ltd., Legend Shares  (2)                        18,100            239,463
Cimarex Energy Co. (1)                                            187,500          9,170,625
Comstock Resources, Inc. (2)                                       61,700          3,088,085
Concho Resources, Inc. (2)                                        146,000          4,031,060
Continental Resources, Inc. (2)                                     7,300            286,379
CVR Energy, Inc. (2)                                               23,300            198,516
Delek US Holdings, Inc.                                            40,800            378,216
Delphi Energy Corp., Legend Shares  (2)                            81,300            129,866
Delta Petroleum Corp. (1,2)                                       125,445          1,703,543

                   8 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                    SHARES           VALUE
                                                                   ---------   ----------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Denbury Resources, Inc. (2)                                          227,400   $      4,329,696
Enbridge Energy Management LLC  (2)                                    2,550            106,769
Energy Partners Ltd. (2)                                             245,000          2,124,150
EXCO Resources, Inc. (2)                                              80,000          1,305,600
Frontier Oil Corp.                                                   141,700          2,610,114
Galleon Energy, Inc., Cl. A (2)                                       31,300            275,575
Galleon Energy, Inc., Subscription Receipts, Legend Shares (2)       138,750          1,221,600
Gasco Energy, Inc. (1,2)                                             553,500          1,007,370
General Maritime Corp. (1)                                           137,100          2,670,708
GeoResources, Inc. (1,2)                                              50,306            576,507
Great Plains Exploration, Inc. (2)                                   327,641            200,110
Houston American Energy Corp.                                          9,600             60,672
Jura Energy Corp., Legend Shares  (2)                                750,700            239,829
Knightsbridge Tankers Ltd. (1)                                       170,673          4,517,714
Mariner Energy, Inc. (2)                                             506,400         10,381,200
Massey Energy Co.                                                    144,700          5,161,449
Meridian Resource Corp. (The)  (2)                                   273,300            502,872
Midnight Oil Exploration Ltd. (2)                                    539,550            684,419
Noble Energy, Inc.                                                    18,000          1,000,620
Nordic American Tanker Shipping Ltd. (1)                             137,000          4,392,220
Overseas Shipholding Group, Inc.                                      78,000          4,548,180
Paramount Resources Ltd., Cl. A (2)                                   28,800            307,146
Penn Virginia Corp.                                                   29,400          1,571,136
Petrohawk Energy Corp. (1,2)                                         215,200          4,654,776
PetroQuest Energy, Inc. (2)                                          114,673          1,760,231
Plains Exploration & Production Co. (2)                              136,900          4,813,404
Rentech, Inc. (2)                                                     72,200             96,026
Rosetta Resources, Inc. (2)                                          506,800          9,304,848
Ship Finance International Ltd. (1)                                   20,400            439,824
Stone Energy Corp. (2)                                               346,824         14,681,060
Swift Energy Co. (2)                                                 304,200         11,769,498
Teekay Tankers Ltd., Cl. A (1)                                       149,100          2,524,263
Tristar Oil & Gas Ltd. (2)                                            47,500            692,694
Tusk Energy Corp. (2)                                                536,315            811,339
Tusk Energy Corp., Legend Shares  (2,4)                              275,000            416,021
Tusk Energy Corp., Legend Shares  (2)                                397,100            600,734
VAALCO Energy, Inc. (2)                                              740,200          5,062,968
Venoco, Inc. (2)                                                      43,900            570,700
VeraSun Energy Corp. (1,2)                                           420,760          1,316,979
Vero Energy, Inc. (2)                                                124,317            864,408
W&T Offshore, Inc. (1)                                               271,200          7,401,048
Warren Resources, Inc. (1,2)                                         149,600          1,493,008

                   9 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Westmoreland Coal Co. (1,2)                                        23,700   $        374,460
                                                                            ----------------
                                                                                 171,897,906
FINANCIALS--16.1%
CAPITAL MARKETS--0.7%
E*TRADE Financial Corp. (2)                                       800,000          2,240,000
GAMCO Investors, Inc., Cl. A (1)                                   27,662          1,640,357
Greenhill & Co., Inc.                                              13,600          1,003,000
Invesco Ltd.                                                       92,000          1,930,160
KBW, Inc. (1,2)                                                   136,600          4,499,604
Knight Capital Group, Inc., Cl. A (1,2)                           374,800          5,569,528
LaBranche & Co., Inc. (2)                                         439,100          1,975,950
Legg Mason, Inc.                                                   65,000          2,473,900
NGP Capital Resources Co. (1)                                      26,800            390,476
Penson Worldwide, Inc. (2)                                        133,200          1,847,484
Sanders Morris Harris Group, Inc.                                   5,900             51,035
Stifel Financial Corp. (1,2)                                       49,350          2,462,565
SWS Group, Inc.                                                   272,900          5,501,664
TD Ameritrade Holding Corp. (2)                                   285,500          4,625,100
Tradestation Group, Inc. (2)                                       23,300            217,855
U.S. Global Investors, Inc., Cl. A                                  7,650             76,883
                                                                            ----------------
                                                                                  36,505,561
COMMERCIAL BANKS--4.0%
1st Source Corp.                                                    2,400             56,400
BancFirst Corp.                                                    32,100          1,551,393
Banco Latinoamericano de Exportaciones SA, Cl. E                   74,820          1,078,904
Cathay Bancorp, Inc.                                               33,400            794,920
Central Pacific Financial Corp.                                    56,300            946,403
Chemical Financial Corp. (1)                                      106,000          3,300,840
Citizens Republic Bancorp, Inc.                                    88,200            271,656
City Holding Co.                                                  143,700          6,071,325
CoBiz Financial, Inc. (1)                                           6,500             78,065
Colonial BancGroup, Inc. (The)  (1)                               317,400          2,494,764
Community Bank System, Inc. (1)                                   293,700          7,386,555
Community Trust Bancorp, Inc. (1)                                  69,900          2,404,560
CVB Financial Corp.                                                 1,092             15,179
East West Bancorp, Inc.                                           145,600          1,994,720
First Commonwealth Financial Corp. (1)                            263,900          3,554,733
First Community Bancshares, Inc. (1)                               30,500          1,144,360
First Financial Bancorp (1)                                        92,000          1,343,200
First Horizon National Corp. (1)                                  601,260          5,627,794
First Merchants Corp.                                             101,000          2,302,800
First Midwest Bancorp, Inc. (1)                                   206,500          5,005,560
First Security Group, Inc.                                         88,480            647,674
FirstMerit Corp.                                                  128,200          2,692,200
Frontier Financial Corp. (1)                                      262,830          3,529,807

                   10 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
COMMERCIAL BANKS CONTINUED
Hancock Holding Co. (1)                                            75,000   $      3,825,000
Hanmi Financial Corp.                                              19,700             99,485
Huntington Bancshares, Inc. (1)                                   290,800          2,323,492
IBERIABANK Corp.                                                   48,800          2,579,080
Independent Bank Corp., Massachusetts  (1)                         27,700            863,409
International Bancshares Corp.                                    230,500          6,223,500
MainSource Financial Group, Inc. (1)                               50,700            993,720
MB Financial, Inc.                                                 10,900            360,463
National Penn Bancshares, Inc. (1)                                668,700          9,763,020
NBT Bancorp, Inc. (1)                                             179,100          5,358,672
Old National Bancorp  (1)                                         473,700          9,483,474
Oriental Financial Group, Inc. (1)                                185,990          3,321,781
Pacific Capital Bancorp (1)                                       544,000         11,070,400
PacWest Bancorp                                                    31,700            906,303
Park National Corp. (1)                                            44,400          3,463,200
Popular, Inc. (1)                                               1,190,530          9,869,494
Porter Bancorp, Inc.                                               15,800            281,082
Prosperity Bancshares, Inc.                                        43,500          1,478,565
Provident Bankshares Corp. (1)                                     90,600            879,726
Regions Financial Corp.                                           211,000          2,025,600
Renasant Corp. (1)                                                 23,600            512,356
Republic Bancorp, Inc., Cl. A                                      27,400            830,768
S&T Bancorp, Inc. (1)                                              44,800          1,649,984
Sandy Spring Bancorp, Inc.                                          4,700            103,870
Santander BanCorp  (1)                                             22,900            247,320
Simmons First National Corp. (1)                                   51,651          1,838,776
South Financial Group, Inc. (The)                                  87,200            639,176
Southside Bancshares, Inc. (1)                                     48,800          1,229,760
Sterling Bancorp                                                  199,300          2,881,878
Susquehanna Bancshares, Inc. (1)                                  774,210         15,112,579
SVB Financial Group  (1,2)                                         45,700          2,646,944
TCF Financial Corp. (1)                                           717,700         12,918,600
Tompkins Financial Corp. (1)                                       51,300          2,590,650
Trustmark Corp. (1)                                                52,980          1,098,805
UMB Financial Corp.                                                25,800          1,355,016
Umpqua Holdings Corp. (1)                                          14,500            213,295
United Community Banks, Inc.                                       17,100            226,746
Webster Financial Corp. (1)                                       527,107         13,309,452
WesBanco, Inc. (1)                                                162,700          4,331,074
Westamerica Bancorp  (1)                                           92,200          5,304,266
Western Alliance Bancorp  (1,2)                                    11,600            179,336
Whitney Holding Corp. (1)                                         177,300          4,299,525
Wintrust Financial Corp.                                           75,100          2,204,185
Zions Bancorp                                                      50,200          1,942,740
                                                                            ----------------
                                                                                 207,130,379

                   11 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
CONSUMER FINANCE--0.9%
Advance America Cash Advance Centers, Inc.                         23,900   $         71,461
Advanta Corp., Cl. B  (1)                                         215,800          1,776,034
AmeriCredit Corp. (1,2)                                           649,100          6,575,383
Cash America International, Inc.                                  345,300         12,444,612
Discover Financial Services  (1)                                  607,400          8,394,268
EZCORP, Inc., Cl. A  (2)                                          468,559          8,808,909
First Cash Financial Services, Inc. (2)                           155,300          2,329,500
First Marblehead Corp. (The)  (1)                                 119,800            298,302
Nelnet, Inc., Cl. A                                                41,800            593,560
World Acceptance Corp. (1,2)                                      177,300          6,382,800
                                                                            ----------------
                                                                                  47,674,829
DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance Capital Corp. (1,2)                              137,500          1,449,250
Encore Capital Group, Inc. (1,2)                                   26,600            364,420
Financial Federal Corp. (1)                                       245,400          5,624,568
Interactive Brokers Group, Inc., Cl. A  (1,2)                      39,400            873,498
MarketAxess Holdings, Inc. (1,2)                                   50,765            409,674
PHH Corp.  (2)                                                    381,800          5,074,122
Pico Holdings, Inc. (2)                                             6,700            240,597
Portfolio Recovery Associates, Inc. (1,2)                          39,550          1,923,317
                                                                            ----------------
                                                                                  15,959,446
INSURANCE--6.5%
Alleghany Corp. (2)                                                   308            112,420
Allied World Assurance Holdings Ltd.                              278,700          9,899,424
American Equity Investment Life Holding Co. (1)                   377,200          2,829,000
American Financial Group, Inc.                                    192,400          5,675,800
American Physicians Capital, Inc.                                 127,360          5,391,149
Amerisafe, Inc. (2)                                               237,394          4,320,571
AmTrust Financial Services, Inc. (1)                              375,200          5,098,968
Arch Capital Group Ltd. (2)                                        68,100          4,973,343
Argo Group International Holdings Ltd. (2)                          5,617            206,986
Aspen Insurance Holdings Ltd.                                     655,800         18,034,500
Assurant, Inc.                                                    140,391          7,721,505
Axis Capital Holdings Ltd.                                        264,800          8,396,808
Berkley (W.R.) Corp.                                              308,700          7,269,885
Brown & Brown, Inc.                                               189,400          4,094,828
Cincinnati Financial Corp.                                         33,028            939,316
CNA Financial Corp.                                               220,400          5,783,296
CNA Surety Corp. (2)                                              148,100          2,473,270
Conseco, Inc. (2)                                                 646,900          2,277,088
Crawford & Co. (2)                                                  5,109             77,657
Darwin Professional Underwriters, Inc. (2)                         45,400          1,412,394
Delphi Financial Group, Inc., Cl. A                               185,705          5,207,168
Donegal Group, Inc., Cl. A                                          6,600            119,658
eHealth, Inc. (2)                                                  13,830            221,280

                   12 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
INSURANCE CONTINUED
EMC Insurance Group, Inc.                                           3,300   $         97,284
Employers Holdings, Inc.                                          244,900          4,256,362
Endurance Specialty Holdings Ltd. (1)                             419,710         12,977,433
Everest Re Group Ltd.                                               7,000            605,710
FBL Financial Group, Inc., Cl. A (1)                              147,400          4,110,986
Fidelity National Title Group, Inc., Cl. A (1)                    355,300          5,222,910
First American Corp.                                               74,000          2,183,000
Flagstone Reinsurance Holdings Ltd.                                13,700            140,699
FPIC Insurance Group, Inc. (2)                                     96,440          4,956,052
Genworth Financial, Inc., Cl. A                                   498,600          4,292,946
Hallmark Financial Services, Inc. (2)                              45,600            414,504
Hanover Insurance Group, Inc.                                      91,120          4,147,782
Harleysville Group, Inc. (1)                                      182,204          6,887,311
HCC Insurance Holdings, Inc.                                      115,913          3,129,651
Hilb Rogal & Hobbs Co.                                             22,500          1,051,650
Horace Mann Educators Corp.                                        97,400          1,253,538
Infinity Property & Casualty Corp. (1)                            138,818          5,719,302
IPC Holdings Ltd. (1)                                             486,800         14,706,228
LandAmerica Financial Group, Inc.                                  34,100            826,925
Max Capital Group Ltd.                                            602,201         13,989,129
Meadowbrook Insurance Group, Inc.                                 132,680            936,721
Montpelier Re Holdings Ltd. (1)                                   279,000          4,606,290
National Financial Partners Corp.                                 160,700          2,410,500
National Interstate Corp. (1)                                      59,400          1,427,382
National Western Life Insurance Co., Cl. A (1)                      3,350            810,935
Nationwide Financial Services, Inc., Cl. A (1)                     83,000          4,094,390
Navigators Group, Inc. (The)  (2)                                 124,500          7,221,000
Odyssey Re Holdings Corp. (1)                                     133,500          5,847,300
OneBeacon Insurance Group Ltd.                                    103,700          2,193,255
Philadelphia Consolidated Holding Co. (2)                         189,100         11,075,587
Phoenix Cos., Inc. (The)  (1)                                     329,200          3,041,808
Platinum Underwriters Holdings Ltd.                               505,000         17,917,400
PMA Capital Corp., Cl. A (2)                                       56,000            493,920
Presidential Life Corp.                                            18,000            284,220
ProAssurance Corp. (2)                                            267,600         14,985,600
Protective Life Corp.                                             169,900          4,843,849
Reinsurance Group of America, Inc. (1)                             23,700          1,279,800
RenaissanceRe Holdings Ltd.                                        56,200          2,922,400
RLI Corp.                                                         127,920          7,942,553
Safety Insurance Group, Inc.                                      110,100          4,176,093
Seabright Insurance Holdings, Inc. (2)                            122,400          1,591,200
Selective Insurance Group, Inc. (1)                               344,939          7,906,002
StanCorp Financial Group, Inc.                                    139,100          7,233,200
State Auto Financial Corp.                                         46,600          1,354,662
Transatlantic Holdings, Inc.                                       44,500          2,418,575
United America Indemnity Ltd., Cl. A (2)                          173,757          2,472,562

                   13 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
INSURANCE CONTINUED
United Fire & Casualty Co.                                         14,100   $        403,119
Unitrin, Inc.                                                     161,200          4,020,328
UnumProvident Corp.                                               443,300         11,126,830
Validus Holdings Ltd.                                               8,600            199,950
Wesco Financial Corp.                                                 300            107,100
Zenith National Insurance Corp.                                   162,079          5,938,575
                                                                            ----------------
                                                                                 336,788,822
REAL ESTATE INVESTMENT TRUSTS--3.0%
Acadia Realty Trust                                                14,600            369,088
Agree Realty Corp.                                                 54,800          1,567,280
Alexander's, Inc. (1,2)                                             1,760            704,000
Alexandria Real Estate Equities, Inc.                              39,100          4,398,750
American Campus Communities, Inc.                                  10,900            369,292
Arbor Realty Trust, Inc. (1)                                       23,400            234,000
Ashford Hospitality Trust  (1)                                    288,300          1,167,615
Associated Estates Realty Corp. (1)                                33,900            441,717
BioMed Realty Trust, Inc.                                         139,100          3,679,195
Brandywine Realty Trust                                           112,592          1,804,850
Capital Lease Funding, Inc. (1)                                    28,500            226,005
CBL & Associates Properties, Inc.                                 113,800          2,285,104
Cedar Shopping Centers, Inc.                                       61,900            818,318
Corporate Office Properties Trust                                  84,500          3,409,575
DCT Industrial Trust, Inc.                                         31,000            232,190
DiamondRock Hospitality Co.                                       481,300          4,379,830
Digital Realty Trust, Inc. (1)                                    173,400          8,193,150
EastGroup Properties, Inc. (1)                                     62,400          3,028,896
Entertainment Properties Trust  (1)                               113,800          6,227,136
Equity Lifestyle Properties, Inc.                                  48,400          2,566,652
Equity One, Inc. (1)                                               87,000          1,782,630
Extra Space Storage, Inc. (1)                                     109,000          1,674,240
FelCor Lodging Trust, Inc. (1)                                    375,400          2,687,864
First Industrial Realty Trust, Inc. (1)                           206,000          5,908,080
Glimcher Realty Trust  (1)                                         28,700            299,628
Gramercy Capital Corp. (1)                                         34,600             89,614
Healthcare Realty Trust, Inc.                                      97,100          2,830,465
Hersha Hospitality Trust                                           61,300            456,072
Highwoods Properties, Inc. (1)                                    162,500          5,778,500
Home Properties of New York, Inc. (1)                              92,100          5,337,195
Inland Real Estate Corp. (1)                                      265,900          4,171,971
Investors Real Estate Trust                                        11,300            126,447
Kite Realty Group Trust  (1)                                       57,200            629,200
LaSalle Hotel Properties  (1)                                      68,600          1,599,752
Lexington Realty Trust  (1)                                       161,600          2,782,752
LTC Properties, Inc.                                               79,900          2,342,668
Medical Properties Trust, Inc. (1)                                123,100          1,397,185
Mid-America Apartment Communities, Inc. (1)                        69,400          3,410,316

                   14 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                 SHARES           VALUE
                                                                ---------   ----------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
National Health Investors, Inc.                                    33,900   $      1,158,702
National Retail Properties, Inc. (1)                              224,700          5,381,565
Nationwide Health Properties, Inc. (1)                            337,900         12,157,642
Omega Healthcare Investors, Inc.                                  281,300          5,530,358
Parkway Properties, Inc. (1)                                       57,800          2,188,308
Pennsylvania Real Estate Investment Trust                         140,100          2,640,885
Post Properties, Inc.                                              10,900            304,873
Potlatch Corp.                                                     51,200          2,375,168
PS Business Parks, Inc.                                            38,900          2,240,640
Ramco-Gershenson Properties Trust                                  44,500            997,690
Realty Income Corp. (1)                                           245,700          6,289,919
Saul Centers, Inc. (1)                                             25,800          1,303,932
Senior Housing Properties Trust  (1)                              307,900          7,337,257
Sovran Self Storage, Inc.                                          50,600          2,261,314
Strategic Hotels & Resorts, Inc. (1)                              241,700          1,824,835
Sunstone Hotel Investors, Inc.                                    119,780          1,617,030
Tanger Factory Outlet Centers, Inc. (1)                           139,100          6,091,189
Taubman Centers, Inc.                                              63,800          3,190,000
Universal Health Realty Income Trust                                3,000            116,700
Urstadt Biddle Properties, Inc., Cl. A                              7,300            136,875
Washington Real Estate Investment Trust  (1)                      101,200          3,706,956
                                                                            ----------------
                                                                                 158,259,060
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Avatar Holdings, Inc. (2)                                           1,700             56,100
Forestar Real Estate Group, Inc. (2)                               14,900            219,775
Tejon Ranch Co. (1,2)                                                 400             14,860
                                                                            ----------------
                                                                                     290,735
THRIFTS & MORTGAGE FINANCE--0.7%
Anchor BanCorp Wisconsin, Inc. (1)                                 64,600            474,810
Bank Mutual Corp.                                                 192,400          2,183,740
BankFinancial Corp.                                                 7,700            113,036
Brookline Bancorp, Inc. (1)                                       198,700          2,541,373
Dime Community Bancshares, Inc.                                   286,300          4,357,486
Encore Bancshares, Inc. (2)                                        52,600            946,800
First placeNiagara Financial Group, Inc.                           61,700            971,775
First Place Financial Corp.                                        18,900            242,865
Flagstar Bancorp, Inc.                                             33,300             99,234
Flushing Financial Corp.                                          155,800          2,726,500
Hudson City Bancorp, Inc. (1)                                     155,000          2,859,750
NewAlliance Bancshares, Inc.                                       98,100          1,474,443
Northwest Bancorp, Inc.                                            10,100            278,154
OceanFirst Financial Corp.                                         24,900            451,188
Ocwen Financial Corp. (1,2)                                       110,863            892,447
PMI Group, Inc. (The)                                             432,800          1,276,760
Provident Financial Services, Inc.                                377,700          6,235,827
Provident New York Bancorp (1)                                    198,500          2,624,170

                   15 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
THRIFTS & MORTGAGE FINANCE CONTINUED
TierOne Corp. (1)                                                                49,200                       $      252,396
Tree.com, Inc. (2)                                                                8,276                               39,890
Trustco Bank Corp. NY (1)                                                       162,000                            1,897,020
WSFS Financial Corp.                                                             24,100                            1,446,000
                                                                                                              --------------
                                                                                                                  34,385,664
HEALTH CARE--8.6%
BIOTECHNOLOGY--1.4%
Acorda Therapeutics, Inc. (2)                                                    50,900                            1,213,965
Alexion Pharmaceuticals, Inc. (1,2)                                             111,900                            4,397,670
Allos Therapeutics, Inc. (2)                                                    197,000                            1,459,770
Alnylam Pharmaceuticals, Inc. (1,2)                                             207,300                            6,001,335
AVANT Immunotherapeutics, Inc. (1,2)                                             57,903                              673,412
Celera Corp. (2)                                                                 20,700                              319,815
Cubist Pharmaceuticals, Inc. (2)                                                537,600                           11,950,848
CV Therapeutics, Inc. (1,2)                                                     273,585                            2,954,718
Dendreon Corp. (1,2)                                                            283,000                            1,615,930
Emergent Biosolutions, Inc. (1,2)                                               185,500                            2,428,195
Enzon Pharmaceuticals, Inc. (1,2)                                               391,467                            2,889,026
Geron Corp. (1,2)                                                                28,700                              113,365
GTx, Inc. (1,2)                                                                  66,600                            1,266,732
Halozyme Therapeutics, Inc. (2)                                                  26,100                              191,574
Human Genome Sciences, Inc. (2)                                                 108,100                              686,435
Ligand Pharmaceuticals, Inc., Cl. B (2)                                          17,800                               52,510
MannKind Corp. (2)                                                               21,600                               83,376
Martek Biosciences Corp. (1)                                                    464,600                           14,597,732
Medarex, Inc. (2)                                                                43,600                              282,092
Momenta Pharmaceuticals, Inc. (1,2)                                             251,800                            3,301,098
Myriad Genetics, Inc. (1,2)                                                      28,900                            1,875,032
Nabi Biopharmaceuticals, Inc. (2)                                                15,100                               70,366
Onyx Pharmaceuticals, Inc. (2)                                                   18,200                              658,476
OSI Pharmaceuticals, Inc. (1,2)                                                  36,100                            1,779,369
PDL BioPharma, Inc.                                                             306,600                            2,854,446
Progenics Pharmaceuticals, Inc. (2)                                              23,700                              315,447
Rigel Pharmaceuticals, Inc. (1,2)                                                61,700                            1,440,695
RXi Pharmaceuticals Corp. (1,2)                                                  23,700                              193,392
Savient Pharmaceuticals, Inc. (1,2)                                             115,900                            1,728,069
Seattle Genetics, Inc. (2)                                                       32,800                              350,960
United Therapeutics Corp. (2)                                                    31,100                            3,270,787
ZymoGenetics, Inc. (1,2)                                                         32,000                              213,120
                                                                                                              --------------
                                                                                                                  71,229,757
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Abaxis, Inc. (1,2)                                                               45,000                              886,500
Align Technology, Inc. (1,2)                                                     48,600                              526,338

                   16 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
American Medical Systems Holdings, Inc. (2)                                     154,100                       $    2,736,816
Analogic Corp.                                                                  197,000                            9,802,720
AngioDynamics, Inc. (2)                                                          71,000                            1,121,800
ConMed Corp. (1,2)                                                              214,600                            6,867,200
CryoLife, Inc. (1,2)                                                            249,040                            3,267,405
Cyberonics, Inc. (1,2)                                                          246,500                            4,190,500
Datascope Corp.                                                                  84,711                            4,373,629
Exactech, Inc. (2)                                                               64,584                            1,436,348
Hill-Rom Holdings, Inc. (1)                                                     249,200                            7,553,252
Invacare Corp.                                                                  163,000                            3,934,820
IRIS International, Inc. (1,2)                                                   50,000                              895,000
Kensey Nash Corp. (2)                                                           155,150                            4,881,019
Masimo Corp. (2)                                                                 58,500                            2,176,200
Merit Medical Systems, Inc. (2)                                                 245,400                            4,606,158
Natus Medical, Inc. (1,2)                                                       157,133                            3,560,634
Neogen Corp. (2)                                                                 11,000                              309,980
NuVasive, Inc. (1,2)                                                             53,996                            2,663,623
Quidel Corp. (1,2)                                                              260,900                            4,281,369
Sirona Dental Systems, Inc. (1,2)                                               112,640                            2,622,259
Somanetics Corp. (2)                                                            104,800                            2,291,976
SonoSite, Inc. (1,2)                                                             84,053                            2,639,264
Spectranetics Corp. (The) (2)                                                    10,800                               50,004
Steris Corp.                                                                    435,100                           16,351,058
Symmetry Medical, Inc. (2)                                                       80,800                            1,499,648
Synovis Life Technologies, Inc. (2)                                              89,200                            1,678,744
Teleflex, Inc.                                                                    2,100                              133,329
Vital Signs, Inc.                                                                13,050                              964,395
VNUS Medical Technologies, Inc. (2)                                              90,100                            1,885,793
Zoll Medical Corp. (2)                                                          184,200                            6,027,024
                                                                                                              --------------
                                                                                                                 106,214,805
HEALTH CARE PROVIDERS & SERVICES--3.3%
Alliance Imaging, Inc. (1,2)                                                    249,500                            2,562,365
Almost Family, Inc. (1,2)                                                        32,276                            1,276,516
Amedisys, Inc. (1,2)                                                             54,000                            2,628,180
AMERIGROUP Corp. (2)                                                            377,200                            9,520,528
AMN Healthcare Services, Inc. (2)                                               212,000                            3,724,840
AmSurg Corp. (2)                                                                 51,400                            1,309,158
Apria Healthcare Group, Inc. (2)                                                284,300                            5,185,632
Assisted Living Concepts, Inc. (2)                                               51,200                              326,144
Centene Corp. (2)                                                               541,060                           11,097,141
Chemed Corp.                                                                    229,200                            9,410,952
Chindex International, Inc. (1,2)                                                29,300                              318,198
CorVel Corp. (2)                                                                 34,130                              976,459

                   17 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Coventry Health Care, Inc. (2)                                                   21,200                       $      690,060
Cross Country Healthcare, Inc. (2)                                              114,400                            1,863,576
Emergency Medical Services LP, Cl. A (2)                                         61,900                            1,849,572
Gentiva Health Services, Inc. (2)                                               107,600                            2,898,744
Hanger Orthopedic Group, Inc. (2)                                               266,200                            4,645,190
Health Net, Inc. (2)                                                             50,100                            1,182,360
HealthExtras, Inc. (2)                                                          107,652                            2,811,870
Healthspring, Inc. (1,2)                                                        752,500                           15,922,900
Kindred Healthcare, Inc. (2)                                                    264,800                            7,300,536
Landauer, Inc. (1)                                                               82,300                            5,987,325
LHC Group, Inc. (2)                                                              12,600                              358,848
LifePoint Hospitals, Inc. (1,2)                                                 512,900                           16,484,606
Lincare Holdings, Inc. (2)                                                      273,400                            8,226,606
Magellan Health Services, Inc. (2)                                               18,800                              771,928
MedCath Corp. (2)                                                                 9,600                              172,032
Molina Healthcare, Inc. (1,2)                                                   253,000                            7,843,000
National HealthCare Corp.                                                         3,200                              150,784
Odyssey Healthcare, Inc. (1,2)                                                  123,010                            1,248,552
Omnicare, Inc.                                                                   14,600                              420,042
Owens & Minor, Inc. (1)                                                         405,100                           19,647,350
PharMerica Corp. (2)                                                            248,870                            5,597,086
Providence Service Corp. (2)                                                     27,090                              265,482
PSS World Medical, Inc. (1,2)                                                   129,400                            2,523,300
Psychiatric Solutions, Inc. (1,2)                                                28,800                            1,092,960
RehabCare Group, Inc. (2)                                                       168,700                            3,053,470
Res-Care, Inc. (2)                                                              134,580                            2,441,281
Skilled Healthcare Group, Inc., Cl. A (2)                                        42,300                              672,147
Sun Healthcare Group, Inc. (1,2)                                                 45,098                              661,137
Universal American Corp. (2)                                                     45,200                              550,988
WellCare Health Plans, Inc. (2)                                                 156,451                            5,632,236
                                                                                                              --------------
                                                                                                                 171,302,081
HEALTH CARE TECHNOLOGY--0.1%
HLTH Corp. (2)                                                                   38,200                              436,626
Phase Forward, Inc. (1,2)                                                       146,090                            3,054,742
                                                                                                              --------------
                                                                                                                   3,491,368
LIFE SCIENCES TOOLS & SERVICES--0.8%
Albany Molecular Research, Inc. (1,2)                                           224,600                            4,063,014
Bio-Rad Laboratories, Inc., Cl. A (2)                                            15,300                            1,516,536
Bruker Corp. (2)                                                                 32,800                              437,224
Dionex Corp. (2)                                                                 48,030                            3,052,307
Enzo Biochem, Inc. (1,2)                                                         13,100                              143,838
eResearch Technology, Inc. (1,2)                                                382,800                            4,559,148
Illumina, Inc. (1,2)                                                             60,100                            2,435,853

                   18 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                               SHARES                             VALUE
                                                                              ---------                       --------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Life Sciences Research, Inc. (2)                                                 25,682                       $      898,870
Luminex Corp. (1,2)                                                             241,200                            6,032,412
Medivation, Inc. (1,2)                                                           21,800                              576,828
Nektar Therapeutics (2)                                                         111,200                              399,208
Parexel International Corp. (1,2)                                               346,900                            9,942,154
Sequenom, Inc. (1,2)                                                             50,800                            1,352,296
Varian, Inc. (1,2)                                                              174,100                            7,468,890
                                                                                                              --------------
                                                                                                                  42,878,578
PHARMACEUTICALS--1.0%
Adolor Corp. (2)                                                                293,200                            1,011,540
Auxilium Pharmaceuticals, Inc. (1,2)                                             68,300                            2,212,920
BioMimetic Therapeutics, Inc. (1,2)                                              26,428                              292,294
CPEX Pharmaceuticals, Inc. (2)                                                    1,950                               36,563
Durect Corp. (2)                                                                 25,202                              141,131
Endo Pharmaceuticals Holdings, Inc. (2)                                         281,900                            5,638,000
K-V Pharmaceutical Co., Cl. A (1,2)                                              76,517                            1,737,701
King Pharmaceuticals, Inc. (2)                                                1,260,000                           12,070,800
Medicines Co. (The) (2)                                                          36,400                              845,208
Medicis Pharmaceutical Corp., Cl. A (1)                                         281,400                            4,195,674
MiddleBrook Pharmaceuticals, Inc. (1,2)                                         123,400                              185,100
Noven Pharmaceuticals, Inc. (2)                                                 172,000                            2,008,960
Pain Therapeutics, Inc. (1,2)                                                   164,700                            1,609,119
Par Pharmaceutical Cos., Inc. (1,2)                                              76,600                              941,414
Pozen, Inc. (1,2)                                                                97,900                            1,028,929
Salix Pharmaceuticals Ltd. (2)                                                   26,300                              168,583
Sepracor, Inc. (2)                                                              360,501                            6,600,773
Valeant Pharmaceuticals International, Inc. (1,2)                                71,206                            1,457,587
ViroPharma, Inc. (2)                                                             29,100                              381,792
Vivus, Inc. (1,2)                                                               180,400                            1,432,376
Warner Chilcott Ltd., Cl. A (2)                                                 157,400                            2,379,888
Watson Pharmaceuticals, Inc. (2)                                                228,400                            6,509,400
Xenoport, Inc. (2)                                                               21,400                            1,037,686
                                                                                                              --------------
                                                                                                                  53,923,438
INDUSTRIALS--19.8%
AEROSPACE & DEFENSE--1.8%
Aerovironment, Inc. (2)                                                         106,700                            3,409,065
American Science & Engineering, Inc. (1)                                         40,500                            2,419,065
Argon ST, Inc. (2)                                                               74,100                            1,740,609
Astronics Corp., Cl. B (1,2)                                                      7,700                              169,785
Axsys Technologies, Inc. (2)                                                    103,410                            6,094,985
Ceradyne, Inc. (1,2)                                                            278,915                           10,225,024
Cubic Corp.                                                                     230,000                            5,655,700
Curtiss-Wright Corp.                                                             15,900                              722,655

                   19 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
AEROSPACE & DEFENSE CONTINUED
DRS Technologies, Inc. (1)                                                      271,370                       $   20,827,648
Ducommun, Inc.                                                                   87,200                            2,082,336
DynCorp International, Inc., Cl. A (2)                                          410,800                            6,885,008
Esterline Technologies Corp. (2)                                                286,600                           11,346,494
Gencorp, Inc. (1,2)                                                             161,130                            1,086,016
HEICO Corp. (1)                                                                  69,200                            2,271,144
Herley Industries, Inc. (2)                                                       3,400                               58,140
Orbital Sciences Corp. (2)                                                      100,200                            2,401,794
Stanley, Inc. (2)                                                               101,400                            3,742,674
Teledyne Technologies, Inc. (1,2)                                               144,390                            8,253,332
Triumph Group, Inc.                                                             152,200                            6,957,062
                                                                                                              --------------
                                                                                                                  96,348,536
AIR FREIGHT & LOGISTICS--0.5%
Air Transport Services Group, Inc. (2)                                           68,400                               50,616
Atlas Air Worldwide Holdings, Inc. (1,2)                                        114,413                            4,611,988
Hub Group, Inc., Cl. A (2)                                                      363,086                           13,670,188
Pacer International, Inc. (1)                                                   481,131                            7,924,228
UTi Worldwide, Inc.                                                             140,800                            2,396,416
                                                                                                              --------------
                                                                                                                  28,653,436
AIRLINES--0.4%
Continental Airlines, Inc., Cl. B (2)                                           164,600                            2,745,528
Hawaiian Holdings, Inc. (1,2)                                                   505,500                            4,691,040
Republic Airways Holdings, Inc. (2)                                             410,300                            4,180,957
SkyWest, Inc.                                                                   572,670                            9,151,267
                                                                                                              --------------
                                                                                                                  20,768,792
BUILDING PRODUCTS--1.0%
Aaon, Inc.                                                                      137,550                            2,502,035
American Woodmark Corp. (1)                                                      25,200                              565,740
Ameron International Corp.                                                       55,616                            3,984,886
Apogee Enterprises, Inc.                                                        120,600                            1,812,618
Armstrong World Industries, Inc.                                                 59,700                            1,725,330
Gibraltar Industries, Inc.                                                      128,100                            2,396,751
Griffon Corp. (1,2)                                                              39,739                              358,446
Insteel Industries, Inc.                                                        175,300                            2,382,327
Lennox International, Inc.                                                      436,700                           14,529,009
NCI Building Systems, Inc. (1,2)                                                288,800                            9,169,400
Owens Corning, Inc. (2)                                                           6,700                              160,197
Quanex Building Products Corp.                                                  384,373                            5,857,845
Trex Co., Inc. (2)                                                               20,100                              364,011
Universal Forest Products, Inc. (1)                                             125,700                            4,388,187
                                                                                                              --------------
                                                                                                                  50,196,782
COMMERCIAL SERVICES & SUPPLIES--5.4%
ABM Industries, Inc. (1)                                                         89,472                            1,954,068
Acco Brands Corp. (2)                                                            34,400                              259,376

                   20 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Administaff, Inc.                                                               345,900                       $    9,415,398
American Ecology Corp.                                                          178,400                            4,936,328
American Reprographics Co. (1,2)                                                192,600                            3,322,350
AMREP Corp. (1,2)                                                                 8,600                              364,726
Bowne & Co., Inc.                                                               248,900                            2,874,795
Casella Waste Systems, Inc., Cl. A (2)                                           64,200                              753,708
CBIZ, Inc. (1,2)                                                                526,890                            4,452,221
CDI Corp. (1)                                                                   173,800                            3,880,954
Clean Harbors, Inc. (2)                                                         182,000                           12,294,100
Comfort Systems USA, Inc.                                                       484,500                            6,472,920
COMSYS IT Partners, Inc. (2)                                                     58,900                              572,508
Consolidated Graphics, Inc. (1,2)                                               117,700                            3,569,841
Copart, Inc. (1,2)                                                               16,000                              608,000
Cornell Corrections, Inc. (1,2)                                                 150,900                            4,101,462
Corporate Executive Board Co. (The)                                              12,900                              403,125
CoStar Group, Inc. (1,2)                                                          3,600                              163,404
Courier Corp.                                                                     2,800                               57,008
CRA International, Inc. (1,2)                                                    68,900                            1,893,372
Deluxe Corp.                                                                    606,400                            8,726,096
Ennis, Inc. (1)                                                                 104,730                            1,619,126
Exponent, Inc. (2)                                                              199,000                            6,584,910
First Advantage Corp., Cl. A (2)                                                 39,000                              547,950
G&K Services, Inc., Cl. A                                                       107,900                            3,566,095
Healthcare Services Group, Inc.                                                  46,500                              850,485
Heidrick & Struggles International, Inc.                                         49,200                            1,483,380
Hill International, Inc. (1,2)                                                  238,316                            3,300,677
HNI Corp. (1)                                                                   307,300                            7,786,982
Hudson Highland Group, Inc. (1,2)                                               183,900                            1,278,105
ICF International, Inc. (1,2)                                                   102,500                            2,024,375
Ikon Office Solutions, Inc.                                                     712,433                           12,118,485
Interface, Inc., Cl. A                                                          582,800                            6,626,436
Kelly Services, Inc., Cl. A                                                     175,801                            3,349,009
Kforce, Inc. (2)                                                                  8,200                               83,722
Kimball International, Inc., Cl. B                                              114,510                            1,236,708
Knoll, Inc.                                                                     501,300                            7,579,656
Korn-Ferry International (1,2)                                                  487,200                            8,681,904
M&F Worldwide Corp. (2)                                                           6,200                              248,000
Manpower, Inc.                                                                  124,380                            5,368,241
McGrath Rentcorp                                                                 74,500                            2,147,090
Metalico, Inc. (1,2)                                                            232,000                            1,368,800
Miller (Herman), Inc. (1)                                                       656,260                           16,058,682
Mine Safety Appliances Co. (1)                                                  160,400                            6,114,448
Monster Worldwide, Inc. (2)                                                     209,700                            3,126,627
MPS Group, Inc. (1,2)                                                         1,138,700                           11,478,096
Navigant Consulting, Inc. (1,2)                                                 110,280                            2,193,469

                   21 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
On Assignment, Inc. (2)                                                         127,141                       $    1,001,871
PRG-Schultz International, Inc. (2)                                               8,800                               78,848
R.R. Donnelley & Sons Co.                                                       203,100                            4,982,043
Resources Connection, Inc. (1,2)                                                440,095                            9,915,340
Robert Half International, Inc.                                                 321,500                            7,957,125
Rollins, Inc.                                                                   201,350                            3,821,623
Schawk, Inc.                                                                     68,500                            1,035,720
School Specialty, Inc. (1,2)                                                    129,900                            4,051,581
Spherion Corp. (2)                                                              191,220                              931,241
Standard Parking Corp. (2)                                                       36,000                              799,920
Standard Register Co. (The)                                                     177,229                            1,745,706
Steelcase, Inc., Cl. A (1)                                                      962,100                           10,342,575
Sykes Enterprises, Inc. (2)                                                     319,600                            7,018,416
Team, Inc. (1,2)                                                                109,287                            3,947,446
Tetra Tech, Inc. (2)                                                             10,667                              256,648
TrueBlue, Inc. (2)                                                              561,400                            9,072,224
United Stationers, Inc. (1,2)                                                   278,927                           13,341,078
Viad Corp. (1)                                                                  259,170                            7,461,504
Waste Connections, Inc. (2)                                                     122,635                            4,206,381
Waste Services, Inc. (2)                                                          3,600                               26,676
Watson Wyatt & Co. Holdings                                                      73,300                            3,645,209
                                                                                                              --------------
                                                                                                                 283,536,393
CONSTRUCTION & ENGINEERING--1.0%
Aecom Technology Corp. (2)                                                      143,100                            3,497,364
Baker (Michael) Corp. (2)                                                        51,800                            1,802,640
Dycom Industries, Inc. (2)                                                      318,361                            4,145,060
EMCOR Group, Inc. (2)                                                           432,180                           11,374,978
Furmanite Corp. (2)                                                              45,300                              468,402
Granite Construction, Inc. (1)                                                  287,664                           10,304,124
Insituform Technologies, Inc., Cl. A (1,2)                                      224,270                            3,355,079
Integrated Electrical Services, Inc. (1,2)                                       69,200                            1,215,152
KBR, Inc.                                                                        87,900                            1,342,233
Layne Christensen Co. (2)                                                        23,370                              827,999
MasTec, Inc. (1,2)                                                              436,900                            5,806,401
Northwest Pipe Co. (1,2)                                                         85,700                            3,738,234
Perini Corp. (2)                                                                112,570                            2,903,180
Pike Electric Corp. (2)                                                         171,750                            2,529,878
                                                                                                              --------------
                                                                                                                  53,310,724
ELECTRICAL EQUIPMENT--2.3%
Acuity Brands, Inc. (1)                                                         380,500                           15,889,680
Advanced Battery Technologies, Inc. (1,2)                                        43,300                              139,859
AZZ, Inc. (1,2)                                                                 135,100                            5,589,087
Baldor Electric Co. (1)                                                         283,770                            8,175,414

                   22 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
ELECTRICAL EQUIPMENT CONTINUED
Belden, Inc. (1)                                                                400,720                       $   12,738,889
Brady Corp., Cl. A                                                              266,700                            9,409,176
C&D Technologies, Inc. (1,2)                                                    117,210                              665,753
Cooper Industries Ltd., Cl. A                                                    37,700                            1,506,115
Day4 Energy, Inc., Legend Shares (2)                                            522,900                            1,881,801
Encore Wire Corp. (1)                                                           206,700                            3,743,337
Energy Conversion Devices, Inc. (1,2)                                            10,900                              634,925
Fushi Copperweld, Inc. (2)                                                       13,100                              126,939
GrafTech International Ltd. (2)                                                 818,100                           12,361,491
Hubbell, Inc., Cl. B                                                              2,200                               77,110
II-VI, Inc. (2)                                                                  94,500                            3,653,370
LSI Industries, Inc.                                                             68,300                              564,841
Plug Power, Inc. (2)                                                             26,400                               26,136
Powell Industries, Inc. (2)                                                     104,900                            4,280,969
Regal-Beloit Corp. (1)                                                          230,860                            9,816,167
Roper Industries, Inc.                                                            8,100                              461,376
Smith (A.O.) Corp. (1)                                                          295,830                           11,593,578
Thomas & Betts Corp. (2)                                                         33,350                            1,302,985
Valence Technology, Inc. (1,2)                                                  298,700                            1,030,515
Vicor Corp.                                                                      66,763                              592,855
Woodward Governor Co. (1)                                                       394,502                           13,914,086
                                                                                                              --------------
                                                                                                                 120,176,454
INDUSTRIAL CONGLOMERATES--0.2%
Carlisle Cos., Inc.                                                              58,400                            1,750,248
Raven Industries, Inc. (1)                                                      117,800                            4,635,430
Standex International Corp.                                                       4,500                              124,875
Tredegar Corp.                                                                  110,100                            1,958,679
                                                                                                              --------------
                                                                                                                   8,469,232
MACHINERY--4.2%
Actuant Corp., Cl. A (1)                                                        340,501                            8,594,245
Altra Holdings, Inc. (2)                                                        116,200                            1,715,112
Ampco-Pittsburgh Corp. (1)                                                      113,500                            2,939,650
Astec Industries, Inc. (1,2)                                                    148,750                            4,585,963
Badger Meter, Inc. (1)                                                          155,600                            7,305,420
Barnes Group, Inc. (1)                                                          523,600                           10,587,192
Blount International, Inc. (2)                                                  367,500                            4,090,275
Briggs & Stratton Corp.                                                          69,200                            1,119,656
Cascade Corp. (1)                                                                28,700                            1,257,347
Chart Industries, Inc. (2)                                                      172,688                            4,931,969
CIRCOR International, Inc.                                                      129,474                            5,623,056
Columbus McKinnon Corp. (1,2)                                                   180,700                            4,259,099
Commercial Vehicle Group, Inc. (1,2)                                             22,400                              159,264
Cummins, Inc.                                                                   102,300                            4,472,556
Dover Corp.                                                                      61,600                            2,497,880

                   23 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
MACHINERY CONTINUED
EnPro Industries, Inc. (1,2)                                                    310,880                       $   11,552,301
Federal Signal Corp. (1)                                                        314,800                            4,312,760
Gardner Denver, Inc. (2)                                                        333,360                           11,574,259
Gorman-Rupp Co. (The) (1)                                                       173,413                            6,541,138
Graham Corp. (1)                                                                 37,500                            2,028,750
Greenbrier Cos., Inc. (1)                                                        36,800                              717,968
Hurco Cos., Inc. (1,2)                                                           31,414                              928,912
IDEX Corp.                                                                      123,600                            3,834,072
Ingersoll-Rand Co. Ltd., Cl. A                                                  268,300                            8,362,911
John Bean Technologies Corp. (2)                                                 49,174                              622,543
K-Tron International, Inc. (2)                                                    3,000                              386,490
Kadant, Inc. (2)                                                                183,100                            4,169,187
Kennametal, Inc.                                                                 35,900                              973,608
L.B. Foster Co., Cl. A (2)                                                       34,300                            1,043,406
Lincoln Electric Holdings, Inc.                                                  73,400                            4,720,354
Lydall, Inc. (2)                                                                 99,720                              960,304
McCoy Corp., Legend Shares (3)                                                  315,600                              699,851
Mueller Industries, Inc. (1)                                                    459,700                           10,577,697
Mueller Water Products, Inc., Cl. A (1)                                         115,400                            1,036,292
NACCO Industries, Inc., Cl. A                                                     7,000                              661,640
Navistar International Corp. (2)                                                 56,400                            3,055,752
NN, Inc.                                                                         74,530                              957,711
Nordson Corp. (1)                                                               170,900                            8,392,899
Oshkosh Corp.                                                                    70,800                              931,728
Pentair, Inc.                                                                    27,700                              957,589
RBC Bearings, Inc. (1,2)                                                         72,300                            2,435,787
Robbins & Myers, Inc.                                                           201,051                            6,218,507
Sauer-Danfoss, Inc.                                                               6,900                              170,361
Sun Hydraulics Corp. (1)                                                        165,670                            4,314,047
Tecumseh Products Co., Cl. A (2)                                                207,400                            5,193,296
Tennant Co. (1)                                                                  64,308                            2,203,192
Thermadyne Holdings Corp. (2)                                                     4,500                               75,015
Timken Co. (1)                                                                  174,000                            4,932,900
Titan International, Inc. (1)                                                   172,549                            3,678,745
Toro Co. (The) (1)                                                              394,860                           16,307,718
TriMas Corp. (2)                                                                  4,000                               26,240
Trinity Industries, Inc.                                                         16,100                              414,253
Twin Disc, Inc.                                                                  26,900                              370,144
Wabash National Corp.                                                           121,300                            1,146,285
Wabtec Corp. (1)                                                                223,000                           11,424,290
Watts Water Technologies, Inc., Cl. A (1)                                       216,500                            5,921,275
Xerium Technologies, Inc.                                                        43,500                              280,140
                                                                                                              --------------
                                                                                                                 219,251,001
MARINE--0.4%
Alexander & Baldwin, Inc.                                                       204,400                            8,999,732

                   24 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                               SHARES                             VALUE
                                                                              ---------                       --------------
MARINE CONTINUED
American Commercial Lines, Inc. (1,2)                                           123,280                       $    1,311,699
Excel Maritime Carriers Ltd. (1)                                                104,600                            1,577,368
Safe Bulkers, Inc. (1)                                                          323,300                            3,523,970
Star Bulk Carriers Corp. (1)                                                    314,700                            2,202,900
TBS International Ltd., Cl. A (2)                                                37,100                              499,366
Ultrapetrol Ltd. (Bahamas) (2)                                                   15,200                              119,320
                                                                                                              --------------
                                                                                                                  18,234,355
ROAD & RAIL--1.2%
Amerco (1,2)                                                                     27,800                            1,165,654
Arkansas Best Corp. (1)                                                         310,700                           10,467,483
Avis Budget Group, Inc. (2)                                                   1,236,300                            7,096,362
Celadon Group, Inc. (2)                                                          63,800                              731,786
Con-way, Inc. (1)                                                                 9,200                              405,812
Genesee & Wyoming, Inc., Cl. A (2)                                              110,000                            4,127,200
Heartland Express, Inc. (1)                                                     213,500                            3,313,520
Hertz Global Holdings, Inc. (1,2)                                               409,600                            3,100,672
Marten Transport Ltd. (2)                                                       144,420                            2,817,634
Old Dominion Freight Line, Inc. (2)                                             109,800                            3,111,732
Ryder Systems, Inc.                                                              86,100                            5,338,200
Werner Enterprises, Inc. (1)                                                    447,300                            9,710,883
YRC Worldwide, Inc. (1,2)                                                       748,900                            8,956,844
                                                                                                              --------------
                                                                                                                  60,343,782
TRADING COMPANIES & DISTRIBUTORS--1.4%
Applied Industrial Technologies, Inc.                                           494,800                           13,324,964
Beacon Roofing Supply, Inc. (1,2)                                               281,400                            4,395,468
BlueLinx Holdings, Inc.                                                          16,100                               85,169
DXP Enterprises, Inc. (2)                                                        18,800                            1,002,228
GATX Corp.                                                                      236,800                            9,370,176
H&E Equipment Services, Inc. (1,2)                                               40,733                              393,481
Houston Wire & Cable Co. (1)                                                    205,500                            3,528,435
Interline Brands, Inc. (2)                                                       14,400                              233,424
Kaman Corp.                                                                      12,400                              353,152
MSC Industrial Direct Co., Inc., Cl. A                                           85,300                            3,929,771
RSC Holdings, Inc. (1,2)                                                          2,700                               30,672
Rush Enterprises, Inc., Cl. A (2)                                               190,300                            2,435,840
TAL International Group, Inc.                                                    55,189                            1,149,035
Textainer Group Holdings Ltd. (1)                                                31,000                              470,890
United Rentals, Inc. (1,2)                                                      597,889                            9,111,828
W.W. Grainger, Inc.                                                              11,600                            1,008,852
Watsco, Inc. (1)                                                                120,200                            6,043,656
WESCO International, Inc. (2)                                                   467,200                           15,034,496
                                                                                                              --------------
                                                                                                                  71,901,537
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc. (2)                                                     206,400                            2,282,784

                   25 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                               SHARES                             VALUE
                                                                              ---------                       --------------
INFORMATION TECHNOLOGY--20.1%
COMMUNICATIONS EQUIPMENT--2.7%
3Com Corp. (2)                                                                  137,200                       $      319,676
Acme Packet, Inc. (1,2)                                                          56,300                              322,599
ADTRAN, Inc. (1)                                                                594,100                           11,579,009
Avocent Corp. (2)                                                               532,420                           10,893,313
Bel Fuse, Inc., Cl. A                                                            36,200                              995,500
Black Box Corp.                                                                  75,470                            2,605,979
Brocade Communications Systems, Inc. (2)                                      1,408,800                            8,199,216
Ciena Corp. (1,2)                                                               260,000                            2,620,800
Comtech Telecommunications Corp. (2)                                            271,500                           13,368,660
DG Fastchannel, Inc. (2)                                                          7,800                              170,976
Digi International, Inc. (2)                                                      9,400                               95,880
EchoStar Holding Corp. (2)                                                      105,400                            2,540,140
EMS Technologies, Inc. (2)                                                      136,300                            3,040,853
Emulex Corp. (2)                                                                920,300                            9,819,601
Extreme Networks, Inc. (2)                                                       76,714                              258,526
F5 Networks, Inc. (2)                                                            15,400                              360,052
Foundry Networks, Inc. (2)                                                      498,900                            9,084,969
InterDigital, Inc. (2)                                                           54,100                            1,301,105
Ixia (2)                                                                        231,919                            1,709,243
JDS Uniphase Corp. (1,2)                                                        295,500                            2,499,930
Loral Space & Communications Ltd. (2)                                             2,200                               32,494
Oplink Communications, Inc. (2)                                                   9,400                              113,458
ParkerVision, Inc. (1,2)                                                         31,400                              314,000
Performance Technologies, Inc. (2)                                               20,200                               88,476
Plantronics, Inc.                                                               685,400                           15,435,208
Polycom, Inc. (1,2)                                                             533,900                           12,349,107
Powerwave Technologies, Inc. (1,2)                                              929,200                            3,679,632
SeaChange International, Inc. (2)                                               197,162                            1,904,585
ShoreTel, Inc. (1,2)                                                             84,300                              483,882
Symmetricom, Inc. (2)                                                             4,690                               23,309
Tekelec, Inc. (2)                                                               774,200                           10,831,058
Tellabs, Inc. (2)                                                             2,114,600                            8,585,276
UTStarcom, Inc. (1,2)                                                           512,600                            1,727,462
ViaSat, Inc. (2)                                                                113,400                            2,673,972
                                                                                                              --------------
                                                                                                                 140,027,946
COMPUTERS & PERIPHERALS--1.7%
3PAR, Inc. (2)                                                                  158,800                            1,024,260
Adaptec, Inc. (2)                                                               570,290                            1,870,551
Avid Technology, Inc. (1,2)                                                      48,000                            1,154,880
Compellent Technologies, Inc. (1,2)                                              19,800                              245,520
Electronics for Imaging, Inc. (2)                                               281,200                            3,917,116
Hutchinson Technology, Inc. (2)                                                  11,500                              133,170

                   26 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
COMPUTERS & PERIPHERALS CONTINUED
Hypercom Corp. (2)                                                               11,700                       $       46,566
Imation Corp.                                                                   265,600                            5,999,904
Intermec, Inc. (1,2)                                                              6,200                              121,768
Lexmark International, Inc., Cl. A (1,2)                                        273,700                            8,914,409
NCR Corp. (2)                                                                   374,100                            8,248,905
Netezza Corp. (2)                                                               220,775                            2,342,423
QLogic Corp. (2)                                                                920,500                           14,138,880
Rackable Systems, Inc. (2)                                                       27,100                              265,851
Seagate Technology                                                              563,900                            6,834,468
STEC, Inc. (1,2)                                                                527,840                            4,064,368
Stratasys, Inc. (1,2)                                                            25,800                              450,726
Sun Microsystems, Inc. (2)                                                      359,900                            2,735,240
Synaptics, Inc. (1,2)                                                           491,101                           14,841,072
Teradata Corp. (2)                                                               19,500                              380,250
Western Digital Corp. (2)                                                       492,800                           10,506,496
Xyratex Ltd. (2)                                                                 87,300                              971,649
                                                                                                              --------------
                                                                                                                  89,208,472
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Acacia Research Corp. (2)                                                       100,400                              303,208
Agilysys, Inc.                                                                    7,300                               73,657
Amphenol Corp., Cl. A                                                           153,000                            6,141,420
Anixter International, Inc. (1,2)                                                25,000                            1,487,750
Arrow Electronics, Inc. (2)                                                     302,300                            7,926,306
Avnet, Inc. (1,2)                                                               252,100                            6,209,223
AVX Corp.                                                                       120,493                            1,227,824
Benchmark Electronics, Inc. (2)                                                 685,440                            9,650,995
Checkpoint Systems, Inc. (1,2)                                                   70,800                            1,332,456
Cogent, Inc. (2)                                                                258,900                            2,645,958
Cognex Corp. (1)                                                                415,500                            8,376,480
Coherent, Inc. (2)                                                              189,105                            6,722,683
CPI International, Inc. (2)                                                         500                                7,240
CTS Corp.                                                                       361,547                            4,620,571
Daktronics, Inc. (1)                                                            104,600                            1,742,636
Dolby Laboratories, Inc., Cl. A (2)                                               3,900                              137,241
DTS, Inc. (1,2)                                                                 176,850                            4,921,736
Electro Scientific Industries, Inc. (2)                                         118,500                            1,685,070
FLIR Systems, Inc. (2)                                                           68,900                            2,647,138
Gerber Scientific, Inc. (2)                                                      59,400                              542,916
Ingram Micro, Inc., Cl. A (2)                                                   193,400                            3,107,938
Insight Enterprises, Inc. (2)                                                   272,300                            3,651,543
IPG Photonics Corp. (1,2)                                                        46,200                              901,362
Itron, Inc. (2)                                                                   3,300                              292,149
Jabil Circuit, Inc.                                                             178,320                            1,701,173

                   27 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                               SHARES                             VALUE
                                                                              ---------                       --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Littlefuse, Inc. (1,2)                                                          147,937                       $    4,398,167
Measurement Specialties, Inc. (2)                                                 1,600                               27,904
Methode Electronics, Inc.                                                       283,190                            2,531,719
Molex, Inc.                                                                     257,200                            5,774,140
MTS Systems Corp.                                                               128,300                            5,401,430
Multi-Fineline Electronix, Inc. (1,2)                                           227,597                            3,366,160
NAM TAI Electronics, Inc.                                                        94,200                              769,614
National Instruments Corp.                                                      260,600                            7,831,030
Newport Corp. (1,2)                                                              66,110                              712,666
OSI Systems, Inc. (2)                                                            64,700                            1,521,097
Park Electrochemical Corp. (1)                                                  122,400                            2,966,976
PC Connection, Inc. (2)                                                          44,083                              294,915
Plexus Corp. (2)                                                                563,300                           11,660,310
RadiSys Corp. (2)                                                                 5,400                               46,440
Rofin-Sinar Technologies, Inc. (2)                                              379,600                           11,619,556
Rogers Corp. (1,2)                                                              105,600                            3,905,088
Sanmina-SCI Corp. (2)                                                           728,100                            1,019,340
ScanSource, Inc. (1,2)                                                          131,400                            3,783,006
SYNNEX Corp. (1,2)                                                              411,650                            9,196,261
Tech Data Corp. (2)                                                             468,472                           13,983,889
Technitrol, Inc. (1)                                                            340,920                            5,042,207
Trimble Navigation Ltd. (1,2)                                                   193,300                            4,998,738
TTM Technologies, Inc. (1,2)                                                    520,300                            5,161,376
Vishay Intertechnology, Inc. (2)                                              1,067,100                            7,064,202
                                                                                                              --------------
                                                                                                                 191,132,904
INTERNET SOFTWARE & SERVICES--1.4%
Art Technology Group, Inc. (2)                                                  134,800                              474,496
AsiaInfo Holdings, Inc. (2)                                                     402,800                            3,697,704
Bankrate, Inc. (1,2)                                                              2,110                               82,100
Bidz.com, Inc. (1,2)                                                             25,600                              221,696
Digital River, Inc. (1,2)                                                       110,240                            3,571,776
EarthLink, Inc. (2)                                                             131,226                            1,115,421
Greenfield Online, Inc. (2)                                                     167,200                            2,909,280
IAC/InterActiveCorp (2)                                                         124,150                            2,147,795
Imergent, Inc. (1)                                                               78,400                              878,080
Interwoven, Inc. (2)                                                            312,000                            4,405,440
j2 Global Communications, Inc. (2)                                              632,768                           14,775,133
Limelight Networks, Inc. (2)                                                      8,800                               22,000
Marchex, Inc., Cl. B (1)                                                         66,000                              679,140
ModusLink Global Solutions, Inc. (2)                                            138,484                            1,330,831
Move, Inc. (2)                                                                   22,500                               47,700
National Information Consortium, Inc. (1)                                       231,400                            1,596,660
NaviSite, Inc. (1,2)                                                             72,500                              145,000

                   28 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                SHARES                            VALUE
                                                                                -------                       --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Open Text Corp. (1,2)                                                           348,600                       $   12,054,588
RealNetworks, Inc. (2)                                                          423,400                            2,150,872
S1 Corp. (2)                                                                    621,260                            3,802,111
Sohu.com, Inc. (2)                                                               36,300                            2,023,725
SonicWALL, Inc. (2)                                                             227,087                            1,189,936
SoundBite Communications, Inc. (2)                                              110,000                              265,100
Switch & Data Facilities Co. (2)                                                 22,300                              277,635
TheStreet.com, Inc. (1)                                                          99,920                              598,521
United Online, Inc.                                                             626,558                            5,895,911
ValueClick, Inc. (2)                                                            165,998                            1,698,160
Vignette Corp. (2)                                                              247,100                            2,653,854
Vocus, Inc. (1,2)                                                                99,000                            3,362,040
Zix Corp. (1,2)                                                                  77,600                              175,376
                                                                                                              --------------
                                                                                                                  74,248,081
IT SERVICES--2.3%
Acxiom Corp.                                                                    621,490                            7,793,485
Broadridge Financial Solutions, Inc.                                            225,800                            3,475,062
CACI International, Inc., Cl. A (2)                                              52,848                            2,647,685
Cass Information Systems, Inc.                                                    1,000                               35,850
CIBER, Inc. (2)                                                                 558,400                            3,903,216
Computer Sciences Corp. (2)                                                     151,760                            6,099,234
Convergys Corp. (2)                                                             988,800                           14,614,464
CSG Systems International, Inc. (2)                                             294,600                            5,164,338
CyberSource Corp. (2)                                                           334,944                            5,395,948
Exlservice Holdings, Inc. (2)                                                     8,100                               71,118
Fidelity National Information Services, Inc.                                     68,600                            1,266,356
Forrester Research, Inc. (2)                                                    135,600                            3,975,792
Gartner, Inc. (2)                                                               295,900                            6,711,012
Global Cash Access, Inc. (2)                                                    300,000                            1,518,000
Global Payments, Inc.                                                             7,300                              327,478
Hackett Group, Inc. (The) (2)                                                    10,600                               57,664
Heartland Payment Systems, Inc. (1)                                              86,600                            2,213,496
Hewitt Associates, Inc. (2)                                                     109,200                            3,979,248
iGate Corp. (2)                                                                  60,100                              521,067
infoGROUP, Inc.                                                                  22,000                              145,420
Integral Systems, Inc. (2)                                                      199,776                            4,149,348
ManTech International Corp. (1,2)                                               218,200                           12,937,078
Mastech Holdings, Inc. (2)                                                        4,006                               30,446
Maximus, Inc. (1)                                                               118,700                            4,372,908
NCI, Inc., Cl. A (2)                                                             65,000                            1,851,200
Ness Technologies, Inc. (2)                                                     113,400                            1,300,698
Perot Systems Corp., Cl. A (1,2)                                                548,050                            9,508,668
RightNow Technologies, Inc. (2)                                                 204,372                            2,568,956

                   29 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                               SHARES                             VALUE
                                                                              ---------                       --------------
IT SERVICES CONTINUED
Sapient Corp. (2)                                                               878,500                       $    6,527,255
TeleTech Holdings, Inc. (2)                                                     346,507                            4,310,547
TNS, Inc. (2)                                                                     2,600                               50,362
Total System Services, Inc.                                                      15,900                              260,760
Unisys Corp. (2)                                                                161,700                              444,675
                                                                                                              --------------
                                                                                                                 118,228,834
OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A (2)                                              96,400                            2,684,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Actel Corp. (2)                                                                 245,400                            3,062,592
Advanced Energy Industries, Inc. (2)                                            286,500                            3,919,320
Altera Corp.                                                                    385,500                            7,972,140
Amkor Technology, Inc. (1,2)                                                  1,585,710                           10,100,973
Analog Devices, Inc.                                                            215,800                            5,686,330
Atmel Corp. (2)                                                               3,449,200                           11,692,788
ATMI, Inc. (1,2)                                                                 88,200                            1,585,836
Brooks Automation, Inc. (2)                                                     298,700                            2,497,132
Cabot Microelectronics Corp. (1,2)                                              331,900                           10,647,352
Cirrus Logic, Inc. (2)                                                          482,600                            2,630,170
Cohu, Inc.                                                                      108,300                            1,713,306
Conexant Systems, Inc. (2)                                                      113,800                              456,338
Cymer, Inc. (2)                                                                 274,200                            6,945,486
DSP Group, Inc. (2)                                                               6,100                               46,665
Entegris, Inc. (2)                                                            1,198,260                            5,799,578
Exar Corp. (2)                                                                   16,600                              127,156
Fairchild Semiconductor International, Inc., Cl. A (2)                        1,102,718                            9,803,163
FEI Co. (2)                                                                     270,700                            6,445,367
Integrated Device Technology, Inc. (2)                                        1,537,200                           11,959,416
Intellon Corp. (2)                                                              109,300                              400,038
Intersil Corp., Cl. A                                                           440,900                            7,310,122
IXYS Corp. (2)                                                                   17,000                              154,530
KLA-Tencor Corp.                                                                209,300                            6,624,345
Lattice Semiconductor Corp. (2)                                                 726,500                            1,496,590
LSI Corp. (2)                                                                 1,082,700                            5,803,272
Marvell Technology Group Ltd. (2)                                               442,200                            4,112,460
Mattson Technology, Inc. (2)                                                     16,000                               75,680
Micrel, Inc.                                                                    657,200                            5,960,804
Microsemi Corp. (2)                                                               4,800                              122,304
Microtune, Inc. (1,2)                                                            96,000                              257,280
MKS Instruments, Inc. (2)                                                       613,900                           12,222,749
Monolithic Power Systems, Inc. (2)                                              343,900                            5,973,543
Netlogic Microsystems, Inc. (1,2)                                               167,700                            5,071,248
Novellus Systems, Inc. (2)                                                       22,100                              434,044
NVIDIA Corp. (2)                                                                 31,358                              335,844

                   30 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                        SHARES            VALUE
                                                     -------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Pericom Semiconductor Corp. (2)                            411,092   $     4,316,466
PMC-Sierra, Inc. (1,2)                                   1,392,100        10,329,382
Power Integrations, Inc. (2)                                26,100           629,010
RF Micro Devices, Inc. (1,2)                             1,590,800         4,645,136
Semtech Corp. (2)                                          860,720        12,015,651
Silicon Image, Inc. (2)                                    546,600         2,918,844
Silicon Laboratories, Inc. (2)                             297,200         9,124,040
Silicon Storage Technology, Inc. (2)                       230,200           750,452
Skyworks Solutions, Inc. (2)                             1,533,280        12,818,221
Spansion, Inc., Cl. A (2)                                   60,600            93,930
Standard Microsystems Corp. (1,2)                          129,900         3,244,902
Supertex, Inc. (1,2)                                        50,200         1,413,632
Techwell, Inc. (2)                                          37,100           349,853
Teradyne, Inc. (2)                                         930,000         7,263,300
TriQuint Semiconductor, Inc. (2)                           432,800         2,073,112
Ultra Clean Holdings, Inc. (2)                              25,300           127,512
Ultratech, Inc. (2)                                        233,719         2,828,000
Veeco Instruments, Inc. (1,2)                              276,800         4,099,408
Verigy Ltd. (2)                                            274,400         4,467,232
Volterra Semiconductor Corp. (1,2)                         346,900         4,416,037
Xilinx, Inc.                                               120,200         2,818,690
Zoran Corp. (2)                                             52,514           428,514
                                                                     ---------------
                                                                         250,617,285
SOFTWARE--3.4%
Activision Blizzard, Inc. (2)                              415,850         6,416,566
Actuate Corp. (1,2)                                         61,000           213,500
Advent Software, Inc. (1,2)                                 53,520         1,885,510
Amdocs Ltd. (2)                                            210,100         5,752,538
Ansys, Inc. (2)                                            145,016         5,491,756
ArcSight, Inc. (2)                                           9,900            75,537
Aspen Technology, Inc. (1,2)                               572,190         7,266,813
Autodesk, Inc. (2)                                         113,800         3,817,990
Bottomline Technologies, Inc. (2)                           54,070           562,328
CA, Inc.                                                   144,200         2,878,232
Cadence Design Systems, Inc. (2)                         1,104,600         7,467,096
Check Point Software Technologies Ltd. (1,2)               113,800         2,587,812
Citrix Systems, Inc. (2)                                    44,600         1,126,596
Commvault Systems, Inc. (2)                                 37,160           447,778
Compuware Corp. (2)                                        772,500         7,485,525
Concur Technologies, Inc. (2)                               45,100         1,725,526
Double-Take Software, Inc. (1,2)                            33,800           336,310
EPIQ Systems, Inc. (1,2)                                   225,450         3,066,120
Fair Isaac Corp. (1)                                       431,000         9,934,550

                  31 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                        SHARES            VALUE
                                                     -------------   ---------------
SOFTWARE CONTINUED
FalconStor Software, Inc. (2)                               76,722   $       411,230
Henry (Jack) & Associates, Inc. (1)                         57,200         1,162,876
i2 Technologies, Inc. (1,2)                                 34,700           468,103
Informatica Corp. (1,2)                                    509,900         6,623,601
Interactive Intelligence, Inc. (1,2)                        76,500           690,030
JDA Software Group, Inc. (2)                               222,200         3,379,662
Kenexa Corp. (2)                                            12,400           195,796
Lawson Software, Inc. (1,2)                                201,900         1,413,300
Manhattan Associates, Inc. (1,2)                           233,400         5,214,156
Mentor Graphics Corp. (1,2)                                405,500         4,602,425
MicroStrategy, Inc., Cl. A (2)                             102,400         6,095,872
Net 1 UEPS Technologies, Inc. (2)                          383,700         8,568,021
NetScout Systems, Inc. (2)                                 159,900         1,701,336
Parametric Technology Corp. (2)                            563,550        10,369,320
Pegasystems, Inc.                                           51,400           663,574
Phoenix Technologies Ltd. (2)                               10,600            84,694
Progress Software Corp. (2)                                186,550         4,848,435
PROS Holdings, Inc. (1,2)                                   19,725           185,218
Quest Software, Inc. (2)                                   644,100         8,173,629
Radiant Systems, Inc. (2)                                  201,500         1,751,035
SPSS, Inc. (1,2)                                           126,700         3,719,912
Sybase, Inc. (2)                                           314,400         9,626,928
Synopsys, Inc. (2)                                          34,700           692,265
Taleo Corp., Cl. A (2)                                     133,200         2,649,348
The9 Ltd., ADR (1,2)                                        15,657           262,881
TIBCO Software, Inc. (1,2)                               1,935,200        14,165,664
TiVo, Inc. (1,2)                                            89,400           654,408
Tyler Technologies, Inc. (1,2)                             241,100         3,657,487
Ultimate Software Group, Inc. (The) (1,2)                   43,800         1,182,600
Wind River Systems, Inc. (2)                               824,534         8,245,340
                                                                     ---------------
                                                                         179,997,229

MATERIALS--6.4%
CHEMICALS--4.1%
American Vanguard Corp. (1)                                 38,100           574,548
Arch Chemicals, Inc.                                       155,200         5,478,560
Ashland, Inc.                                                8,000           233,920
Balchem Corp.                                               60,900         1,624,203
Calgon Carbon Corp. (1,2)                                  509,700        10,377,492
CF Industries Holdings, Inc.                                48,600         4,444,956
Chemtura Corp.                                           1,717,827         7,833,291
Ferro Corp.                                                380,100         7,640,010
Fuller (H.B.) Co.                                          544,951        11,373,127
GenTek, Inc. (2)                                            13,300           341,943
Hercules, Inc.                                             941,100        18,624,369

                  32 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                        SHARES            VALUE
                                                     -------------   ---------------
CHEMICALS CONTINUED
ICO, Inc. (1,2)                                            201,300   $     1,129,293
Innophos Holdings, Inc. (1)                                208,980         5,094,932
Innospec, Inc.                                             180,465         2,176,408
Koppers Holdings, Inc.                                     282,800        10,579,548
Landec Corp. (2)                                           123,200         1,009,008
LSB Industries, Inc. (1,2)                                  71,500           990,275
Minerals Technologies, Inc.                                197,800        11,741,408
Nalco Holding Co. (1)                                      207,700         3,850,758
NewMarket Corp. (1)                                        196,960        10,352,218
NOVA Chemicals Corp.                                       341,100         7,708,860
Olin Corp.                                                 684,900        13,287,060
OM Group, Inc. (2)                                         319,000         7,177,500
Penford Corp.                                                9,400           166,286
PolyOne Corp. (2)                                          679,600         4,383,420
Quaker Chemical Corp.                                       91,400         2,601,244
RPM International, Inc.                                    209,100         4,043,994
Schulman (A.), Inc.                                        219,029         4,332,394
Scotts Miracle-Gro Co. (The), Cl. A                        311,900         7,373,316
Sensient Technologies Corp.                                261,890         7,366,966
ShengdaTech, Inc. (1,2)                                     34,448           241,136
Spartech Corp.                                              14,400           142,560
Stepan Co. (1)                                              66,400         3,623,448
Terra Industries, Inc.                                     274,854         8,080,708
Valhi, Inc. (1)                                             23,900           430,200
Valspar Corp. (The)                                        704,993        15,714,294
Westlake Chemical Corp. (1)                                283,200         5,955,696
Zep, Inc.                                                  216,275         3,815,091
                                                                     ---------------
                                                                         211,914,440
CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc. (1,2)                                     353,000         4,712,550
CONTAINERS & PACKAGING--0.8%
Crown Holdings, Inc. (2)                                   239,000         5,308,190
Greif, Inc., Cl. A                                          47,500         3,116,950
Myers Industries, Inc.                                     112,200         1,414,842
Rock-Tenn Co., Cl. A (1)                                   471,500        18,850,570
Sealed Air Corp.                                            49,400         1,086,306
Silgan Holdings, Inc.                                       27,000         1,379,430
Smurfit-Stone Container Corp. (2)                          308,800         1,451,360
Sonoco Products Co.                                        167,800         4,980,304
Temple-Inland, Inc.                                        299,900         4,576,474
                                                                     ---------------
                                                                          42,164,426
METALS & MINING--1.1%
A. M. Castle & Co.                                         130,400         2,253,312
AK Steel Holding Corp.                                     169,600         4,396,032
Amerigo Resources Ltd.                                     757,900           826,088
Carpenter Technology Corp.                                 104,473         2,679,732

                  33 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                        SHARES            VALUE
                                                     -------------   ---------------
METALS & MINING CONTINUED
Century Aluminum Co. (1,2)                                     300   $         8,307
Farallon Resources Ltd. (2)                              1,036,200           369,985
Haynes International, Inc. (2)                               5,200           243,516
Hecla Mining Co. (1,2)                                     778,400         3,642,912
Kaiser Aluminum Corp.                                      122,717         5,270,695
Olympic Steel, Inc.                                        103,571         3,054,309
Redcorp Ventures Ltd., Legend Shares (2,3)               4,502,900           444,261
Reliance Steel & Aluminum Co.                              147,700         5,608,169
RTI International Metals, Inc. (2)                          40,000           782,400
Schnitzer Steel Industries, Inc. (1)                       205,100         8,048,124
Sims Group Ltd., Sponsored ADR                             414,420         9,573,102
Sutor Technology Group Ltd. (2)                              8,600            28,294
Universal Stainless & Alloy Products, Inc. (1,2)            30,100           769,055
Worthington Industries, Inc. (1)                           790,600        11,811,564
Yamana Gold, Inc.                                           51,405           422,639
                                                                     ---------------
                                                                          60,232,496
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc. (2)                              65,500           536,445
Deltic Timber Corp. (1)                                     59,800         3,805,672
Domtar Corp. (2)                                            28,900           132,940
Glatfelter (1)                                             295,100         3,995,654
Louisiana-Pacific Corp.                                    124,600         1,158,780
MeadWestvaco Corp.                                          18,200           424,242
Mercer International, Inc. (1,2)                            76,300           279,258
Neenah Paper, Inc.                                          10,200           201,960
Schweitzer-Mauduit International, Inc.                      47,100           894,429
Verso Paper Corp. (1)                                       22,900            60,456
Wausau Paper Corp. (1)                                     223,800         2,267,094
                                                                     ---------------
                                                                          13,756,930

TELECOMMUNICATION SERVICES--1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Alaska Communications Systems Group, Inc. (1)              180,925         2,212,713
Atlantic Tele-Network, Inc.                                 95,385         2,670,780
CenturyTel, Inc.                                            15,400           564,410
Cincinnati Bell, Inc. (2)                                1,929,370         5,961,753
Embarq Corp.                                               169,900         6,889,445
Iowa Telecommunications Services, Inc. (1)                 281,100         5,250,948
NTELOS Holdings Corp.                                      476,900        12,823,841
Premiere Global Services, Inc. (2)                         988,680        13,900,841
Windstream Corp.                                           505,500         5,530,170
                                                                     ---------------
                                                                          55,804,901
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Centennial Communications Corp. (2)                        902,500         5,631,600
iPCS, Inc. (1,2)                                            57,300         1,276,071
Syniverse Holdings, Inc. (2)                               849,665        14,112,936

                  34 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                        SHARES            VALUE
                                                     -------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Telephone & Data Systems, Inc.                             228,600   $     8,172,450
United States Cellular Corp. (2)                            38,230         1,793,752
USA Mobility, Inc.                                          53,700           590,700
                                                                     ---------------
                                                                          31,577,509

UTILITIES--1.5%
ELECTRIC UTILITIES--0.3%
El Paso Electric Co. (2)                                    17,200           361,200
Hawaiian Electric Industries, Inc. (1)                     188,700         5,493,057
UIL Holdings Corp. (1)                                     106,600         3,659,578
UniSource Energy Corp.                                     140,800         4,109,952
                                                                     ---------------
                                                                          13,623,787
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc., Legend Shares (2)         306,000         1,187,484
Mirant Corp. (2)                                           138,900         2,540,481
Reliant Energy, Inc. (2)                                    12,400            91,140
                                                                     ---------------
                                                                           3,819,105
GAS UTILITIES--0.8%
Laclede Group, Inc. (The)                                  179,200         8,689,408
New Jersey Resources Corp.                                 120,600         4,328,334
Northwest Natural Gas Co. (1)                              152,200         7,914,400
South Jersey Industries, Inc.                               62,300         2,224,110
Southwest Gas Corp.                                         72,900         2,205,954
WGL Holdings, Inc. (1)                                     515,700        16,734,465
                                                                     ---------------
                                                                          42,096,671
MULTI-UTILITIES--0.2%
Avista Corp.                                               443,330         9,624,694
CH Energy Group, Inc.                                       22,500           980,325
Integrys Energy Group, Inc.                                 35,700         1,782,858
                                                                     ---------------
                                                                          12,387,877
WATER UTILITIES--0.1%
American States Water Co.                                   35,140         1,352,876
Cascal NV (1)                                              289,300         3,037,650
SJW Corp. (1)                                               85,500         2,562,435
                                                                     ---------------
                                                                           6,952,961
                                                                     ---------------
Total Common Stocks (Cost $5,532,019,717)                              5,178,986,824

                                                         Units
                                                     -------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Redcorp Ventures Ltd. Wts., Strike Price 0.65CAD,
Exp. 7/5/09 (2) (Cost $0)                                2,251,450       21,155

                                                        Shares
                                                     -------------
INVESTMENT COMPANY--0.3%
Oppenheimer Institutional Money Market
Fund, Cl. E, 3.15% (5,6) (Cost $14,093,602)             14,093,602   14,093,602

                  35 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                          VALUE
                                                     ---------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $5,546,113,319)                        $ 5,193,101,581

                                                                                                 PRINCIPAL
                                                                                                AMOUNT/SHARES
                                                                                               ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--21.2% (7)
ASSET-BACKED FLOATING NOTES--1.0%
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl. A1, 3.26%, 10/27/08                       $   13,847,367       12,928,848
Credit-Based Asset Servicing & Securitization LLC, 3.25%, 10/27/08                                   1,689,911        1,667,381
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 3.30%, 10/27/08                                     2,043,255        2,035,551
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 3.27%, 10/27/08                                     2,218,103        2,180,511
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl. A2A, 3.32%, 10/27/08                             11,765,199       11,208,065
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl. A2A, 3.29%, 10/27/08                             15,542,214       13,228,083
Option One Mortgage Loan Trust, Series 2007-2, Cl. SA1, 3.30%, 10/27/08                              7,288,510        7,021,706
                                                                                                                 --------------
                                                                                                                     50,270,145

BANK FLOATING RATE NOTE--0.5%
Wachovia Bank NA, 2.11%, 2/23/09                                                                    31,000,000       29,190,747

DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--2.6%
Comerica, 2.46%, 11/7/08                                                                            70,000,000       69,997,690
Manufactures & Traders, 2.46%, 12/15/08                                                             65,000,000       64,952,615
                                                                                                                 --------------
                                                                                                                    134,950,305
INVESTMENT COMPANY--10.5%
OFI Liquid Assets Fund, LLC, 3.40% (5,6)                                                           547,449,730      547,449,730
MEDIUM-TERM FLOATING NOTES--6.6%
AIG Match Funding Corp., 2.11%, 10/6/08                                                             40,000,000       39,200,000
American General Finance Corp., 2.81%, 1/9/09                                                       13,000,000       12,661,142
American Honda Finance Corp., 2.87%, 3/9/09                                                         13,500,000       13,464,805
Beta Finance, Inc., 2.10%, 2/17/09                                                                  25,000,000       24,816,350
CC USA, Inc., 2.10%, 2/13/09                                                                        25,500,000       25,326,345
Goldman Sachs Group, Inc., 2.16%, 3/27/09                                                           25,000,000       24,179,950
Jackson National Life Global Fund, 2.84%, 6/2/09                                                    25,000,000       24,779,425
LINKS Finance LLC, 2.10%, 6/29/09                                                                   45,000,000       44,388,540
MBIA Global Funding LLC, 2.12%, 3/13/09                                                              8,000,000        7,770,992
Merrill Lynch & Co., 2.16%, 5/8/09                                                                  30,000,000       28,871,370
Merrill Lynch & Co., 2.17%, 6/29/09                                                                 40,000,000       38,489,600
Nationwide Global Fund I, 2.89%, 12/15/08                                                           54,000,000       53,888,058
PACCAR Financial Corp., 2.86%, 11/28/08                                                              7,500,000        7,486,238
                                                                                                                 --------------
                                                                                                                    345,322,815
                                                                                                                 --------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $1,119,301,130)                     1,107,183,742

                  36 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                   VALUE
                                                              ---------------
Total Investments, at Value (Cost $6,665,414,449)     120.9%    6,300,285,323
Liabilities in Excess of Other Assets                 (20.9)   (1,088,246,891)
                                                    -------   ---------------
Net Assets                                            100.0%  $ 5,212,038,432
                                                    =======   ===============

Footnotes to Statement of Investments

STRIKE PRICE IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

CAD              Canadian Dollar

1.    Partial or fully-loaned security. See accompanying Notes.

2.    Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,176,649 or 0.06% of the Fund's net assets as of September 30, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $416,021, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:


                                     ACQUISITION              UNREALIZED
              SECURITY                   DATE        COST        VALUE       DEPRECIATION
--------------------------------     -----------   ---------  ------------   ------------
Tusk Energy Corp., Legend Shares       11/15/04    $ 492,524   $ 416,021      $ 76,503

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS        GROSS             SHARES
                                                         JUNE 30, 2008     ADDITIONS    REDUCTIONS     SEPTEMBER 30, 2008
                                                         -------------   -------------  ------------   ------------------
OFI Liquid Assets Fund, LLC                                         --   1,421,476,590   874,026,860          547,449,730
Oppenheimer Institutional Money Market Fund, Cl. E          38,604,527     366,561,223   391,072,148           14,093,602

                                                         VALUE          INCOME
                                                     ------------    --------------
OFI Liquid Assets Fund, LLC                          $ 547,449,730   $    1,151,464 (a)
Oppenheimer Institutional Money Market Fund, Cl. E      14,093,602          386,322
                                                     -------------   --------------
                                                     $ 561,543,332   $    1,537,786
                                                     =============   ==============

      a.    Net of compensation to counterparties.

6.    Rate shown is the 7-day yield as of September 30, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

VALUATION DESCRIPTION                                 INVESTMENTS IN SECURITIES     OTHER FINANCIAL INSTRUMENTS*
----------------------------------------------        -------------------------     ----------------------------
Level 1--Quoted Prices                                    $   5,740,520,865                  $     --
Level 2--Other Significant Observable Inputs                    559,764,458                        --
Level 3--Significant Unobservable Inputs                                 --                        --
                                                          -----------------            --------------
         Total                                            $   6,300,285,323                  $     --
                                                          =================            ==============

                  37 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the

                  38 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

                  39 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $1,114,619,107. Collateral of $1,119,301,130 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 6,703,365,426
                                  ===============
Gross unrealized appreciation     $   366,611,975
Gross unrealized depreciation        (769,692,078)
                                  ---------------
Net unrealized depreciation       $  (403,080,103)
                                  ===============

                  40 | Oppenheimer Main Street Small Cap Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ John V. Murphy
     ---------------------------------
     John V. Murphy
     Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008